North Square Spectrum Alpha Fund
Schedule of Investments
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
EXCHANGE-TRADED FUNDS — 1.2%
4,000 iShares® Russell 2000 ETF $ 940,680
TOTAL EXCHANGE-TRADED FUNDS (Cost $886,625) 940,680
MUTUAL FUNDS — 98.4%
2,543,360 North Square Dynamic Small Cap Fund, Class I
(a)(b)
40,464,861
981,464 North Square Kennedy MicroCap Fund, Class I
(a)
13,612,909
1,514,992 North Square Select Small Cap Fund, Class I
(a)(c)
22,315,832
TOTAL MUTUAL FUNDS (Cost $60,240,665) 76,393,602
SHORT-TERM INVESTMENTS — 0.4%
323,196 First American Treasury Obligations Fund, Class X, 4.20%
(d)
323,196
TOTAL SHORT-TERM INVESTMENTS (Cost $323,196) 323,196
TOTAL INVESTMENTS — 100.0% (Cost $61,450,486) $ 77,657,478
Liabilities in Excess of Other Assets —  0.0%
(e)
(27,208)
NET ASSETS — 100.00% $ 77,630,270
(a) Affiliated Company.
(b) Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of August 31, 2025, the percentage of net assets invested in North Square Dynamic Small Cap Fund, Class I was 52.1% of the Fund.
(c) Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of August 31, 2025, the percentage of net assets invested in North Square Select Small Cap Fund, Class I was 28.7% of the Fund.
(d) Rate disclosed is the seven day effective yield as of August 31, 2025.
(e) Percentage rounds to less than 0.1%.
ETF - Exchange-Traded Funds

North Square Dynamic Small Cap Fund
Schedule of Investments
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 99.1%
COMMUNICATIONS — 0.8%
ADVERTISING & MARKETING — 0.3%
96,590 QuinStreet , Inc.
(a)
$ 1,514,531
ENTERTAINMENT CONTENT — 0.0%
(b)
77,120 CuriosityStream , Inc. 353,210
INTERNET MEDIA & SERVICES — 0.1%
41,220 MediaAlpha , Inc.
(a)
435,695
TELECOMMUNICATIONS — 0.4%
39,900 IDT Corp., Class B
(a)
2,556,393
TOTAL  COMMUNICATIONS 4,859,829
CONSUMER DISCRETIONARY — 14.3%
APPAREL & TEXTILE PRODUCTS — 0.5%
135,760 Levi Strauss & Co., Class A 3,036,951
AUTOMOTIVE — 2.4%
54,864 Dana, Inc. 1,106,058
40,610 Dorman Products, Inc.
(a)
6,570,292
437,800 Garrett Motion, Inc. 5,687,022
26,080 Motorcar Parts of America, Inc.
(a)
388,592
13,751,964
CONSUMER SERVICES — 4.6%
54,440 Adtalem Global Education, Inc.
(a)
7,128,918
260,612 Coursera, Inc.
(a)
2,997,038
36,960 Grand Canyon Education, Inc.
(a)
7,450,027
82,910 Laureate Education, Inc.
(a)
2,278,367
38,420 Stride, Inc.
(a)
6,269,760
26,124,110
E-COMMERCE DISCRETIONARY — 0.8%
195,780 Revolve Group, Inc.
(a)
4,379,599
HOME CONSTRUCTION — 1.8%
50,980 Century Communities, Inc. 3,358,562
28,356 Forestar Group, Inc.
(a)
784,611
41,470 M/I Homes, Inc.
(a)
6,106,872
10,250,045
LEISURE FACILITIES & SERVICES — 2.4%
202,750 Life Time Group Holdings, Inc.
(a)
5,660,780
63,920 Lindblad Expeditions Holdings, Inc.
(a)
931,954
185,693 Rush Street Interactive, Inc.
(a)
4,140,954
282,010 Super Group (SGHC) Ltd. 3,279,776
14,013,464

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 99.1% (Continued)
CONSUMER DISCRETIONARY — 14.3% (Continued)
LEISURE PRODUCTS — 0.2%
139,110 Peloton Interactive, Inc., Class A
(a)
$ 1,057,236
RETAIL - DISCRETIONARY — 1.6%
22,120 Buckle, Inc. 1,251,771
17,580 Group 1 Automotive, Inc. 8,170,832
9,422,603
TOTAL  CONSUMER DISCRETIONARY 82,035,972
CONSUMER STAPLES — 6.5%
BEVERAGES — 1.9%
4,610 Boston Beer Co., Inc., Class A
(a)
1,019,225
45,480 Coca-Cola Consolidated, Inc. 5,332,075
28,640 National Beverage Corp.
(a)
1,204,312
83,533 Vita Coco Co., Inc. (The)
(a)
2,985,469
96,291 Zevia PBC, Class A
(a)
269,615
10,810,696
FOOD — 2.7%
90,790 BellRing Brands, Inc.
(a)
3,726,930
108,595 Dole PLC 1,598,519
1,486 Nathan's Famous, Inc. 155,584
9,776 Seneca Foods Corp., Class A
(a)
1,106,643
62,537 Simply Good Foods Co. (The)
(a)
1,790,434
149,997 SunOpta , Inc.
(a)
940,481
123,930 Vital Farms, Inc.
(a)
6,331,584
15,650,175
HOUSEHOLD PRODUCTS — 0.3%
346,893 Honest Co., Inc. (The)
(a)
1,373,696
TOBACCO & CANNABIS — 1.2%
69,960 Turning Point Brands, Inc. 6,961,020
WHOLESALE - CONSUMER STAPLES — 0.4%
13,064 Andersons, Inc. (The) 534,318
29,180 Chefs' Warehouse, Inc. (The)
(a)
1,842,425
2,376,743
TOTAL  CONSUMER STAPLES 37,172,330
ENERGY — 5.7%
OIL & GAS PRODUCERS — 2.7%
135,346 Berry Corp. ( bry ) 452,056
123,680 California Resources Corp. 6,144,422
253,118 Clean Energy Fuels Corp.
(a)
665,700
9,733 Gulfport Energy Corp.
(a)
1,693,834
58,900 Par Pacific Holdings, Inc.
(a)
2,040,296
153,910 PBF Energy, Inc., Class A 4,204,821

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 99.1% (Continued)
ENERGY — 5.7% (Continued)
OIL & GAS PRODUCERS — 2.7% (Continued)
13,260 SM Energy Co. $ 378,573
15,579,702
OIL & GAS SERVICES & EQUIPMENT — 1.6%
99,788 Flotek Industries, Inc.
(a)
1,206,437
63,490 Kodiak Gas Services, Inc. 2,272,307
156,690 Oceaneering International, Inc.
(a)
3,823,236
111,283 Oil States International, Inc.
(a)
623,185
237,760 Tetra Technologies, Inc.
(a)
1,117,472
9,042,637
RENEWABLE ENERGY — 1.4%
103,870 American Superconductor Corp.
(a)
5,183,113
259,500 Green Plains, Inc.
(a)
2,883,045
8,066,158
TOTAL  ENERGY 32,688,497
FINANCIALS — 13.1%
ASSET MANAGEMENT — 0.5%
9,340 Oppenheimer Holdings, Inc., Class A 677,804
10,256 Virtus Investment Partners, Inc. 2,065,866
2,743,670
BANKING — 8.7%
52,790 Ameris Bancorp 3,868,451
89,150 Axos Financial, Inc.
(a)
8,131,371
41,950 Banc of California, Inc. 709,794
94,280 Bank OZK 4,946,872
134,659 BankUnited , Inc. 5,277,286
31,615 Customers Bancorp, Inc.
(a)
2,266,479
21,360 Eagle Bancorp, Inc. 414,811
210,990 First BanCorp 4,690,308
33,018 Hanmi Financial Corp. 830,733
32,670 International Bancshares Corp. 2,337,212
45,140 Live Oak Bancshares, Inc. 1,746,467
53,430 OFG Bancorp 2,390,993
82,200 Pacific Premier Bancorp, Inc. 2,013,078
11,440 Peapack Gladstone Financial Corp. 331,874
83,180 Provident Financial Services, Inc. 1,650,291
47,910 Synovus Financial Corp. 2,472,635
68,680 Texas Capital Bancshares, Inc.
(a)
5,945,628
50,024,283
INSTITUTIONAL FINANCIAL SERVICES — 1.2%
505,583 BGC Group, Inc., Class A 4,959,769
55,400 Marex Group PLC 1,958,944
6,918,713

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 99.1% (Continued)
FINANCIALS — 13.1% (Continued)
INSURANCE — 2.5%
85,369 Hamilton Insurance Group Ltd.
(a)
$ 2,035,197
88,510 Jackson Financial, Inc. 8,744,788
84,150 NMI Holdings, Inc., Class A
(a)
3,311,302
201,380 SelectQuote , Inc.
(a)
455,119
14,546,406
SPECIALTY FINANCE — 0.2%
70,301 Marathon Digital Holdings, Inc.
(a)
1,123,410
TOTAL  FINANCIALS 75,356,482
HEALTH CARE — 12.9%
BIOTECH & PHARMA — 9.5%
125,034 Acadia Pharmaceuticals, Inc.
(a)
3,249,634
131,020 Adaptive Biotechnologies Corp.
(a)
1,726,844
244,650 Amicus Threaputic , Inc.
(a)
1,856,894
250,030 Amneal Pharmaceuticals, Inc.
(a)
2,390,287
67,872 Amphastar Pharmaceuticals, Inc.
(a)
2,078,241
17,300 AnaptysBio , Inc.
(a)
351,709
55,970 Arcutis Biotherapeutics , Inc.
(a)
868,654
296,896 BioCryst Pharmaceuticals, Inc.
(a)
2,467,206
90,951 Cogent Biosciences, Inc.
(a)
1,098,688
256,511 Day One Biopharmaceuticals, Inc.
(a)
1,926,398
174,074 Dyne Therapeutics, Inc.
(a)
2,348,258
320,580 Fortrea Holdings, Inc.
(a)
3,157,713
1,683,566 Geron Corp.
(a)
2,356,992
77,380 Harmony Biosciences Holdings, Inc.
(a)
2,854,548
26,639 Keros Therapeutics, Inc.
(a)
405,179
36,379 Kiniksa Pharmaceuticals International PLC
(a)
1,218,333
189,938 Kura Oncology, Inc.
(a)
1,500,510
61,470 Mirum Pharmaceuticals, Inc.
(a)
4,540,789
175,350 Niagen Bioscience, Inc.
(a)
1,735,965
90,585 Nurix Therapeutics, Inc.
(a)
846,064
13,321 Praxis Precision Medicines, Inc.
(a)
606,638
165,845 Prothena Corp. PLC
(a)
1,359,929
23,060 Rhythm Pharmaceuticals, Inc.
(a)
2,378,639
82,366 Sarepta Therapeutics, Inc.
(a)
1,499,061
345,130 Syndax Pharmaceuticals, Inc.
(a)
5,635,973
37,490 Theravance Biopharma Inc.
(a)
520,361
30,790 Travere Therapeutics, Inc.
(a)
538,825
15,810 Ultragenyx Pharmaceutical, Inc.
(a)
473,668
83,330 Vera Therapeutics, Inc.
(a)
1,803,261
38,729 Zymeworks , Inc.
(a)
573,576
54,368,837

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 99.1% (Continued)
HEALTH CARE — 12.9% (Continued)
HEALTH CARE FACILITIES & SERVICES — 1.7%
71,062 Ardent Health, Inc.
(a)
$ 901,777
137,119 Aveanna Healthcare Holdings, Inc.
(a)
1,096,952
105,125 Enhabit , Inc.
(a)
828,385
12,650 GeneDx Holdings Corp.
(a)
1,638,049
58,231 Pennant Group, Inc. (The)
(a)
1,398,126
161,060 Progyny , Inc.
(a)
3,812,290
9,675,579
MEDICAL EQUIPMENT & DEVICES — 1.7%
127,482 10X Genomics, Inc., Class A
(a)
1,786,023
31,020 AtriCure , Inc.
(a)
1,147,430
14,360 iRhythm Technologies, Inc.
(a)
2,440,913
5,220 LeMaitre Vascular, Inc. 497,805
48,160 NeuroPace , Inc.
(a)
440,664
124,590 NovoCure Ltd.
(a)
1,536,195
69,180 SI-BONE, Inc.
(a)
1,153,230
58,859 Varex Imaging Corp.
(a)
679,821
9,682,081
TOTAL  HEALTH CARE 73,726,497
INDUSTRIALS — 21.1%
AEROSPACE & DEFENSE — 1.0%
68,700 Amprius Technologies Inc
(a)
487,083
128,190 Leonardo DRS, Inc. 5,340,395
5,827,478
COMMERCIAL SUPPORT SERVICES — 2.5%
166,966 AMN Healthcare Services, Inc.
(a)
3,469,553
26,580 CorVel Corp.
(a)
2,366,949
4,894 CRA International, Inc. 948,261
321,672 LegalZoom.com, Inc.
(a)
3,564,126
39,724 Willdan Group, Inc.
(a)
4,364,079
14,712,968
ELECTRICAL EQUIPMENT — 5.3%
119,760 Atmus Filtration Technologies, Inc. 5,331,715
64,020 Itron , Inc.
(a)
7,870,619
149,530 NEXTracker , Inc., Class A
(a)
10,057,388
87,259 nLight , Inc.
(a)
2,513,059
15,954 Watts Water Technologies, Inc., Class A 4,417,663
30,190,444
ENGINEERING & CONSTRUCTION — 5.8%
3,070 Dycom Industries, Inc.
(a)
775,083
97,680 Frontdoor , Inc.
(a)
5,934,060
59,064 Great Lakes Dredge & Dock Corp.
(a)
688,686
3,820 IES Holdings, Inc.
(a)
1,334,364

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 99.1% (Continued)
INDUSTRIALS — 21.1% (Continued)
ENGINEERING & CONSTRUCTION — 5.8% (Continued)
27,140 Montrose Environmental Group Inc.
(a)
$ 842,968
31,339 MYR Group, Inc.
(a)
5,868,855
88,730 Primoris Services Corp. 10,518,942
120,579 Tutor Perini Corp.
(a)
7,106,926
33,069,884
INDUSTRIAL INTERMEDIATE PRODUCTS — 1.8%
16,057 Insteel Industries, Inc. 616,268
100,270 Mueller Industries, Inc. 9,619,904
10,236,172
INDUSTRIAL SUPPORT SERVICES — 0.6%
22,583 DXP Enterprises, Inc.
(a)
2,820,165
20,701 Global Industrial Co. 772,768
3,592,933
MACHINERY — 0.1%
9,240 Astec Industries, Inc. 427,720
MARINE TRANSPORTATION — 0.6%
35,700 Matson, Inc. 3,714,585
TRANSPORTATION & LOGISTICS — 1.9%
24,420 Bristow Group, Inc.
(a)
940,414
11,380 Covenant Logistics Group, Inc., Class A 274,599
30,541 Dorian, LPG Ltd. 976,701
59,230 SkyWest, Inc.
(a)
7,190,522
105,310 Sun Country Airlines Holdings, Inc.
(a)
1,395,358
10,777,594
TRANSPORTATION EQUIPMENT — 1.5%
62,920 AerSale Corp.
(a)
543,000
47,070 Blue Bird Corp.
(a)
2,748,417
69,720 Greenbrier Companies, Inc. (The) 3,251,044
37,550 REV Group, Inc. 1,998,035
8,540,496
TOTAL  INDUSTRIALS 121,090,274
MATERIALS — 4.3%
CHEMICALS — 1.8%
31,970 Balchem Corp. 5,182,017
47,550 Celanese Corp. 2,264,806
11,860 Stepan Co. (The) 593,356
373,950 Tronox Holdings PLC, Class A
(a)
1,600,506
2,170 WD-40 Co. 468,807
10,109,492

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 99.1% (Continued)
MATERIALS — 4.3% (Continued)
CONSTRUCTION MATERIALS — 0.7%
34,120 United States Lime & Minerals, Inc. $ 4,296,390
CONTAINERS & PACKAGING — 0.2%
249,289 Ardagh Metal Packaging S.A. 919,876
11,328 Karat Packaging, Inc. 286,372
1,206,248
FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
78,010 Mativ Holdings, Inc. 980,586
METALS & MINING — 0.7%
55,423 Coeur Mining, Inc.
(a)
728,813
220,123 Constellium SE, Class A
(a)
3,189,582
3,918,395
STEEL — 0.7%
17,070 Carpenter Technology Corp. 4,111,822
TOTAL  MATERIALS 24,622,933
REAL ESTATE — 5.1%
REAL ESTATE SERVICES — 1.4%
182,653 Anywhere Real Estate, Inc.
(a)
1,116,010
679,490 Compass, Inc., Class A
(a)
6,169,769
117,673 Real Brokerage, Inc. (The)
(a)
633,081
7,918,860
REIT — 3.7%
17,410 Alexander & Baldwin, Inc. 336,709
64,354 American Assets Trust, Inc. 1,344,999
144,220 American Healthcare REIT, Inc. 6,171,174
150,932 Diversified Healthcare Trust 575,051
1,133,518 Hudson Pacific Properties, Inc. 3,185,186
92,955 Industrial Logistics Properties Trust 572,603
146,490 Millrose Properties, Inc.
(a)
5,172,562
10,506 NexPoint Residential Trust, Inc. 362,562
174,290 Piedmont Realty Trust, Inc., Class A 1,476,236
73,940 Safehold , Inc. 1,217,052
52,910 Urban Edge Properties 1,094,708
21,508,842
TOTAL  REAL ESTATE 29,427,702
TECHNOLOGY — 13.1%
SEMICONDUCTORS — 2.8%
73,711 Ambarella , Inc.
(a)
6,079,684
123,253 Arteris , Inc.
(a)
1,161,043
214,650 MaxLinear , Inc.
(a)
3,374,298
161,200 Ouster, Inc.
(a)
4,599,036

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 99.1% (Continued)
TECHNOLOGY — 13.1% (Continued)
SEMICONDUCTORS — 2.8% (Continued)
6,580 Silicon Laboratories, Inc.
(a)
$ 884,023
16,098,084
SOFTWARE — 7.3%
111,440 ACI Worldwide, Inc.
(a)
5,499,564
155,680 Alignment Healthcare, Inc.
(a)
2,546,925
138,138 Amplitude, Inc., Class A
(a)
1,578,917
135,240 Appian Corp., Class A
(a)
4,162,687
80,727 Backblaze , Inc., Class A
(a)
674,071
37,380 Bandwidth, Inc., Class A
(a)
560,700
30,470 Cerence , Inc.
(a)
320,849
3,070 CommVault Systems, Inc.
(a)
573,000
289,640 DoubleVerify Holdings, Inc.
(a)
4,712,443
389,369 Fastly , Inc., Class A
(a)
2,963,098
52,140 Klaviyo , Inc., Class A
(a)
1,691,422
50,140 Mitek Systems, Inc.
(a)
509,924
31,895 Outset Medical, Inc.
(a)
443,659
77,920 Phreesia , Inc.
(a)
2,466,947
271,264 Porch Group, Inc.
(a)
4,603,350
101,670 Privia Health Group, Inc.
(a)
2,342,477
30,000 RingCentral, Inc., Class A
(a)
915,300
7,900 Rubrik , Inc., Class A
(a)
706,260
54,960 Workiva , Inc., Class A
(a)
4,519,910
41,791,503
TECHNOLOGY HARDWARE — 2.6%
92,240 Arlo Technologies, Inc.
(a)
1,605,899
66,930 Credo Technology Group Holding Ltd.
(a)
8,236,071
63,615 Cricut , Inc., Class A 362,606
212,180 Extreme Networks, Inc.
(a)
4,536,408
14,740,984
TECHNOLOGY SERVICES — 0.4%
45,180 Cleanspark , Inc.
(a)
427,855
25,292 Paymentus Holdings, Inc., Class A
(a)
984,617
58,020 Riot Blockchain , Inc.
(a)
798,355
2,210,827
TOTAL  TECHNOLOGY 74,841,398
UTILITIES — 2.2%
ELEC & GAS MARKETING & TRADING — 0.1%
23,785 Genie Energy Ltd., Class B 363,910
ELECTRIC UTILITIES — 1.6%
41,824 Avista Corp. 1,528,249

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 99.1% (Continued)
UTILITIES — 2.2% (Continued)
ELECTRIC UTILITIES — 1.6% (Continued)
184,550 Portland General Electric Co. $ 7,895,049
9,423,298
GAS & WATER UTILITIES — 0.5%
109,140 Aris Water Solution, Inc., Class A 2,648,828
TOTAL  UTILITIES 12,436,036
TOTAL COMMON STOCKS (Cost $487,827,305) 568,257,950
EXCHANGE-TRADED FUNDS — 0.0%
(b)
62 iShares ® Russell 2000 ETF 14,581
TOTAL EXCHANGE-TRADED FUNDS (Cost $10,827) 14,581
Sh ar e s F air V alu e
RIGHTS — 0.0%
(b)
HEALTH CARE — 0.0%
(b)
29,400 Novartis A.G. CVR $ –
Total Cost ($–) –
SHORT-TERM INVESTMENTS — 0.8%
4,344,187 First American Treasury Obligations Fund, Class X, 4.20%
(c)
4,344,187
TOTAL SHORT-TERM INVESTMENTS (Cost $4,344,187) 4,344,187
TOTAL INVESTMENTS — 99.9% (Cost $492,182,319) $ 572,616,718
Other Assets in Excess of Liabilities — 0.1% 295,243
NET ASSETS — 100.00% $ 572,911,961
(a) Non-income producing security.
(b) Percentage rounds to less than 0.1%.
(c) Rate disclosed is the seven day effective yield as of August 31, 2025.
ETF - Exchange-Traded Funds

North Square Multi Strategy Fund
Schedule of Investments
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
EXCHANGE-TRADED FUNDS — 49.2%
17,800 Invesco® S&P 500® GARP ETF $ 2,008,552
14,900 iShares MSCI EAFE ETF 1,363,052
198,202 North Square RCIM Tax-Advantaged Preferred and Income Securities ETF
(a)
5,048,542
21,100 Vanguard® Dividend Appreciation ETF 4,450,412
7,100 Vanguard® Growth ETF 3,256,202
12,485 Vanguard® Value ETF 2,287,501
6,800 iShares Russell Mid-Cap Growth ETF 971,788
TOTAL EXCHANGE-TRADED FUNDS (Cost $15,985,297) 19,386,049
MUTUAL FUNDS — 48.8%
448,162 North Square Altrinsic International Equity Fund, Class I
(a)
5,664,769
373,082 North Square Dynamic Small Cap Fund, Class I
(a)
5,935,733
81,898 North Square Kennedy MicroCap Fund, Class I
(a)
1,135,926
342,516 North Square McKee Bond Fund, Class I
(a)
3,034,694
161,198 North Square Select Small Cap Fund, Class I
(a)
2,374,439
112,936 North Square Strategic Income Fund, Class I
(a)
1,107,906
TOTAL MUTUAL FUNDS (Cost $15,499,753) 19,253,467
SHORT-TERM INVESTMENTS — 2.0%
789,185 First American Treasury Obligations Fund, Class X, 4.20%
(b)
789,185
TOTAL SHORT-TERM INVESTMENTS (Cost $789,185) 789,185
TOTAL INVESTMENTS — 100.0% (Cost $32,274,235) $ 39,428,701
Liabilities in Excess of Other Assets —  0.0%
(c)
(10,900)
NET ASSETS — 100.00% $ 39,417,801
(a) Affiliated Company.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of August 31, 2025.
(d) Percentage rounds to less than 0.1%.
ETF - Exchange-Traded Funds
MSCI - Morgan Stanley Capital International

North Square Preferred and Income Securities Fund
Schedule of Investments
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
PREFERRED STOCKS — 1.4%
FINANCIALS — 1.4%
BANKING — 1.2%
100,000 Citizens Financial Group, Inc., 6.50% $ 2,522,000
60,000 Comerica, Inc., 6.88% 1,518,000
4,040,000
SPECIALTY FINANCE — 0.2%
25,000 Annaly Capital Management, Inc., 8.88% 641,750
TOTAL FINANCIALS (Cost $4,699,600) 4,681,750
TOTAL PREFERRED STOCKS (Cost $4,699,600) 4,681,750
EXCHANGE-TRADED FUNDS — 0.9%
125,000 North Square RCIM Tax-Advantaged Preferred and Income Securities ETF
(a)
3,183,963
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,140,500) 3,183,963
P ri nc i p al
Amo u nt ($)
CORPORATE BONDS — 89.1%
COMMUNICATIONS — 8.9%
ENTERTAINMENT CONTENT — 1.1%
3,800,000 Paramount Global, 6.25%, 2/28/57
(b)
3,701,849
TELECOMMUNICATIONS — 7.8%
4,800,000 Bell Canada, 7.00%, 9/15/55 (H15T5Y + 236bps)
(b)
4,921,368
11,000,000 Rogers Communications, Inc., 7.13%, 4/15/55 (H15T5Y + 262bps)
(b)
11,424,362
6,000,000 TELUS Corp., 7.00%, 10/15/55
(b)
6,172,086
5,000,000 Vodafone Group PLC, 5.13%, 6/04/81 (H15T5Y + 307bps)
(b)
3,884,433
26,402,249
CONSUMER DISCRETIONARY — 2.8%
AUTOMOTIVE — 2.8%
5,000,000 General Motors Financial Co., Inc., 6.50%, 12/30/49 (SOFR + 3bps)
(b)(c)
4,920,628
4,757,000 General Motors Financial Co., Inc., 5.75%, 3/30/66
(b)(c)
4,658,893
9,579,521
ENERGY — 10.4%
OIL & GAS PRODUCERS — 10.4%
5,000,000 BP Capital Markets PLC, 6.13%, 6/18/55 (H15T5Y + 167bps)
(b)(c)
5,110,190
5,500,000 Enbridge, Inc., 7.20%, 6/27/54 (H15T5Y + 297bps)
(b)
5,732,936
2,000,000 Enbridge, Inc., 5.50%, 7/15/77 (TSFR3M + 368bps)
(b)
1,995,163
2,500,000 Energy Transfer LP, 7.13%, 5/15/70
(b)(c)
2,571,705
8,315,000 Energy Transfer LP, 6.63%, 2/15/72 (US0003M + 416bps)
(b)(c)
8,281,985
8,225,000 South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 3/01/55
(b)
8,601,845

North Square Preferred and Income Securities Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
P ri nc i p al
Amo u nt ($) F air V alu e
CORPORATE BONDS — 89.1% (Continued)
ENERGY — 10.4% (continued)
OIL & GAS PRODUCERS — 10.4% (continued)
2,892,000 TransCanada Trust, 5.30%, 3/15/77 (US0003M + 321bps)
(b)
$ 2,880,555
35,174,379
FINANCIALS — 31.4%
ASSET MANAGEMENT — 3.2%
3,800,000 UBS Group AG, 7.13%, 12/31/49 (USISSO05 + 318bps)
(b)(c)(d)
3,878,041
8,000,000 UBS Group AG, 4.38%, 8/10/71
(b)(c)
7,192,767
11,070,808
BANKING — 25.3%
2,000,000 Banco Bilbao Vizcaya Argentaria SA, 6.13%, 2/16/49 (USSW5 + 387bps)
(b)(c)
1,995,297
2,000,000 Banco Bilbao Vizcaya Argentaria SA, 6.00%, 12/31/49
(b)(c)
2,365,891
1,000,000 Banco Santander SA, 3.63%, 12/31/49 (EUAMDB05 + 376bps)
(b)(c)
1,097,680
6,000,000 Banco Santander SA, 8.00%, 12/31/49 (H15T5Y + 391bps)
(b)(c)
6,527,850
5,000,000 Bank of America Corp., 6.63%, 12/31/49
(b)(c)
5,160,040
4,000,000 BNP Paribas SA, 7.45%, 12/31/49 (H15T5Y + 3bps)
(b)(c)(d)
4,092,247
5,000,000 CaixaBank SA, 3.63%, 3/14/71 (EUSA5 + 386bps)
(b)(c)
5,611,329
10,000,000 Citigroup, Inc., 6.95%, 2/15/80 (H15T5Y + 273bps)
(b)(c)
10,178,920
2,000,000 Citigroup, Inc., 3.88%, 5/18/72
(b)(c)
1,979,164
11,405,000 Citizens Financial Group, Inc., 4.00%, 10/06/71
(b)(c)
11,173,510
4,800,000 HSBC Holdings PLC, 7.05%, 12/31/49 (H15T5Y + 3bps)
(b)(c)
4,963,771
1,248,000 Huntington Bancshares, Inc., 4.45%, 3/15/68
(b)(c)
1,232,829
4,185,000 ING Groep NV, 3.88%, 10/16/69 (H15T5Y + 286bps)
(b)(c)
3,989,626
3,500,000 ING Groep NV, 4.25%, 10/16/69 (H15T5Y + 286bps)
(b)(c)
3,067,227
7,614,000 KeyCorp, 4.89%, 12/15/65
(b)(c)
7,545,823
4,800,000 Svenska Handelsbanken AB, 4.75%, 3/01/71
(b)(c)
4,509,844
10,000,000 Truist Financial Corp., 4.95%, 12/01/71
(b)(c)
9,978,508
85,469,556
INSURANCE — 1.5%
5,200,000 MetLife, Inc., 3.85%, 3/15/26
(b)(c)
5,190,198
SPECIALTY FINANCE — 1.4%
4,700,000 Capital One Financial Corp., 3.95%, 12/01/70
(b)(c)
4,611,486
HEALTH CARE — 1.6%
HEALTH CARE FACILITIES & SERVICES — 1.6%
5,000,000 CVS Health Corp, 7.00%, 3/10/55 (H15T5Y + 289bps)
(b)
5,218,040
MATERIALS — 1.8%
CHEMICALS — 1.8%
5,900,000 FMC Corp., 8.45%, 11/01/55
(b)
6,178,982

North Square Preferred and Income Securities Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
P ri nc i p al
Amo u nt ($) F air V alu e
CORPORATE BONDS — 89.1% (Continued)
UTILITIES — 32.2%
ELECTRIC UTILITIES — 29.8%
7,000,000 Algonquin Power & Utilities Corp., 4.75%, 1/18/82
(b)
$ 6,813,469
8,782,000 American Electric Power Co., Inc., 6.95%, 12/15/54 (H15T5Y + 268bps)
(b)
9,358,591
7,650,000 CenterPoint Energy, Inc., 6.85%, 2/15/55 (H15T5Y + 295bps)
(b)
8,037,503
8,751,000 CMS Energy Corp., 4.75%, 6/01/50 (H15T5Y + 412bps)
(b)
8,474,744
1,880,000 Dominion Energy, Inc., 6.88%, 2/01/55 (H15T5Y + 239bps)
(b)
1,966,589
9,000,000 Dominion Energy, Inc., 6.20%, 2/15/56 (H15T10Y + 2bps)
(b)
8,976,290
8,500,000 Duke Energy Corp., 6.45%, 9/01/54 (H15T5Y + 259bps)
(b)
8,821,912
5,000,000 Emera, Inc., 6.75%, 6/15/76
(b)
5,043,890
2,000,000 EUSHI Finance, Inc., 7.63%, 12/15/54 2,094,598
9,200,000 NextEra Energy Capital Holdings, Inc., 6.50%, 8/15/55 (H15T5Y + 198bps)
(b)
9,659,052
7,752,000 NiSource Inc., 6.38%, 3/31/55 (H15T5Y + 253bps)
(b)
7,979,878
6,648,000 NRG Energy, Inc., 10.25%, 12/31/49 (H15T5Y + 592bps)
(b)(c)(d)
7,332,903
5,150,000 Southern Co. (The), 6.38%, 3/15/55
(b)
5,401,495
9,762,000 Vistra Corp., 8.88%, 12/31/49 (H15T5Y + 505bps)
(b)(c)(d)
10,643,382
100,604,296
GAS & WATER UTILITIES — 2.4%
8,000,000 AltaGas Ltd., 7.20%, 10/15/54 (H15T5Y + 357bps)
(b)(d)
8,126,552
TOTAL CORPORATE BONDS (Cost $288,183,112) 301,327,916
Sh ar e s
SHORT-TERM INVESTMENTS — 5.0%
17,011,043 First American Treasury Obligations Fund, Class X, 4.20%
(e)
17,011,043
TOTAL SHORT-TERM INVESTMENTS (Cost $17,011,043) 17,011,043
TOTAL INVESTMENTS — 96.4% (Cost $313,034,255) $ 326,204,672
Other Assets in Excess of Liabilities — 3.6% 12,042,573
NET ASSETS — 100.00% $ 338,247,245
(a) Affiliated Company.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c) Security is perpetual in nature and has no stated maturity date.
(d) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
As of August 31, 2025 the total market value of 144A securities is $34,073,125 or 10.1% of net assets.
(e) Rate disclosed is the seven day effective yield as of August 31, 2025.
ETF - Exchange-Traded Fund

North Square Preferred and Income Securities Fund
Schedule of Futures Contracts
August 31, 2025 (Unaudited)
Short Contracts Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Euro Foreign Exchange Currency Futures (63) 09/16/2025 $ (9,222,019) $ (111,195)
Ultra 10-Year US Treasury Note Futures (171) 12/22/2025 (19,563,469) (98,864)
$ (210,059)

North Square Tactical Growth Fund
Schedule of Investments
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
EXCHANGE-TRADED FUNDS — 98.4%
688,900 Financial Select Sector SPDR® Fund $ 37,193,711
153,075 Invesco QQQ Trust, Series 1 87,313,980
229,600 iShares ® 3-7 Year Treasury Bond ETF 27,480,824
357,500 iShares ® MSCI Canada ETF 17,442,425
720,600 iShares ® MSCI Eurozone ETF 43,099,086
487,500 iShares ® MSCI India ETF 25,340,250
391,600 Schwab International Small-Cap Equity ETF 17,328,300
129,440 SPDR® S&P 500® ETF Trust 83,495,272
398,700 VanEck Gold Miners ETF 25,185,879
124,200 Vanguard FTSE All-World ex-US Small-Cap ETF 17,421,534
357,400 Vanguard Global ex-US Real Estate ETF 16,833,540
194,287 Vanguard Growth ETF 89,103,904
354,498 Vanguard Value ETF 64,951,124
TOTAL EXCHANGE-TRADED FUNDS (Cost $311,668,324) 552,189,829
SHORT-TERM INVESTMENTS — 1.8%
9,951,335 First American Treasury Obligations Fund, Class X, 4.20%
(a)
9,951,335
TOTAL SHORT-TERM INVESTMENTS (Cost $9,951,335) 9,951,335
TOTAL INVESTMENTS — 100.2% (Cost $321,619,659) $ 562,141,164
Liabilities in Excess of Other Assets —  (0.2)% (1,230,622)
NET ASSETS — 100.00% $ 560,910,542
(a) Rate disclosed is the seven day effective yield as of August 31, 2025.
ETF - Exchange-Traded Funds
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard and Poor's Depository Receipt

North Square Tactical Defensive Fund
Schedule of Investments
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
EXCHANGE-TRADED FUNDS — 98.8%
25,500 Invesco QQQ Trust, Series 1
(a)
$ 14,545,200
166,800 SPDR® Portfolio Developed World ex-US ETF 6,962,232
54,400 SPDR® Portfolio Emerging Markets ETF 2,415,360
169,700 SPDR® Portfolio S&P 500® ETF 12,880,230
29,500 SPDR® Portfolio S&P 600® Small Cap ETF 1,358,180
21,800 SPDR® S&P 500® ETF Trust
(a)
14,062,090
TOTAL EXCHANGE-TRADED FUNDS (Cost $46,495,557) 52,223,292
SHORT-TERM INVESTMENTS — 1.3%
698,598 First American Treasury Obligations Fund, Class X, 4.20%
(b)
698,598
TOTAL SHORT-TERM INVESTMENTS (Cost $698,598) 698,598
TOTAL INVESTMENTS — 100.1% (Cost $47,194,155) $ 52,921,890
Liabilities in Excess of Other Assets —  (0.1)% (33,835)
NET ASSETS — 100.00% $ 52,888,055
(a) Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of August 31, 2025, the percentage of net assets invested in Invesco QQQ Trust, Series 1 and SPDR® S&P 500® ETF Trust was 27.5% and 26.6%,
respectively of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.
(b) Rate disclosed is the seven day effective yield as of August 31, 2025.
ETF - Exchange-Traded Funds
SPDR - Standard and Poor's Depository Receipt

North Square Core Plus Bond Fund
Schedule of Investments
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
PREFERRED STOCKS — 0.5%
FINANCIALS — 0.5%
SPECIALTY FINANCE — 0.5%
4,750 Synchrony Financial, Series B, 8.25% $ 122,788
TOTAL FINANCIALS (Cost $122,122) 122,788
TOTAL PREFERRED STOCKS (Cost $122,122) 122,788
P ri nc i p al
Amo u nt ($)
ASSET BACKED SECURITIES — 13.5%
80,000 Applebee's Funding LLC / IHOP Funding LLC 2025-1A A2, 6.72%, 6/07/55
(a)
81,055
120,395 Bear Stearns Asset Backed Securities I Trust 2004-HE7 M1, 5.34%, 8/25/34
(TSFR1M + 101bps)
(b)
117,363
175,000 BMW Vehicle Lease Trust, 2024-2 A3, 4.18%, 2/25/27 175,221
103,302 BXP Trust 2017-CQHP, 5.26%, 11/15/34 (TSFR1M + 90bps)
(a)(b)
99,948
100,000 CFCRE Commercial Mortgage Trust 2011-C2 E, 5.25%, 12/15/47
(a)(b)
93,471
127,721 Citigroup Commercial Mortgage Trust 2014-GC23, 4.59%, 7/10/47
(a)(b)
122,125
3,500,000 Citigroup Commercial Mortgage Trust 2020-555, 0.74%, 12/10/29
(a)(b)
102,085
116,006 Citigroup Mortgage Loan Trust, Inc. 2007-WFH3 M1, 4.83%, 6/25/37 (TSFR1M
+ 50bps)
(b)
116,309
150,107 COMM 2010-C1 Mortgage Trust, 5.79%, 7/10/46
(a)(b)
148,388
117,327 COMM 2013-CCE11 Mortgage Trust, 4.46%, 8/10/50
(a)(b)
111,442
100,000 COMM 2013-CCRE7 Mortgage Trust, 4.24%, 3/10/46
(a)(b)
93,425
52,063 COMM 2015-CCRE23 Mortgage Trust, 4.22%, 5/10/48
(b)
50,635
88,896 Dell Equipment Finance Trust 2023-3 A3, 5.93%, 6/22/26
(a)
89,411
121,527 HomeBanc Mortgage Trust 2005-3 M4, 5.44%, 7/25/35
(b)
122,253
60,000 Honda Auto Receivables 2024-3 Owner Trust, 4.57%, 10/21/27 60,437
25,000 Hyundai Auto Receivables Trust 2024-C A3, 4.41%, 5/15/29 25,163
118,156 Impac CMB Trust 2005-4 1M1, 4.87%, 5/25/35 (TSFR1M + 54bps)
(b)
113,051
159,526 JPMorgan Chase Commercial Mortgage Securities 2012-WLDN, 3.91%,
5/05/30
(a)
153,178
114,273 JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6, 4.96%,
5/15/45
(b)
113,369
100,000 JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10, 4.10%,
12/15/47
(b)
93,912
125,072 JPMorgan Chase Commercial Mortgage Securities Trust, 2019 MFP, 6.07%,
7/15/36 (TSFR1M + 171bps)
(a)(b)
122,042
181,118 Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5, 4.65%,
8/15/45
(a)(b)
177,758
121,954 Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C17, 3.50%,
8/15/47
(a)
118,885
100,000 Morgan Stanley Capital I Trust 2014-150E A, 3.91%, 9/09/32
(a)
90,993
182,661 Morgan Stanley Capital I Trust, 2011-C2, 5.21%, 6/15/44
(a)(b)
181,390
188,000 Nissan Auto Lease Trust 2025-A A3, 4.75%, 3/15/28 190,341

North Square Core Plus Bond Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
P ri nc i p al
Amo u nt ($) F air V alu e
ASSET BACKED SECURITIES — 13.5% (Continued)
90,243 Structured Adjustable Rate Mortgage Loan Trust 2004-4 B1, 5.93%, 4/25/34
(b)
$ 86,675
45,000 Verizon Master Trust 2024-3 A1A, 5.34%, 4/22/30 45,948
TOTAL ASSET BACKED SECURITIES (Cost $3,066,887) 3,096,273
CORPORATE BONDS — 39.7%
COMMUNICATIONS — 3.4%
CABLE & SATELLITE — 0.5%
75,000 Clear Channel Outdoor Holdings, Inc., 4.25%, 2/01/31
(a)
69,228
66,000 Comcast Corp., 3.25%, 11/01/39 52,005
121,233
ENTERTAINMENT CONTENT — 1.4%
60,000 Fox Corp., 6.50%, 10/13/33 65,333
150,000 Paramount Global, 6.25%, 2/28/57
(b)
146,126
50,000 TEGNA, Inc., 4.63%, 3/15/28 49,773
69,000 Walt Disney Co. (The), 3.50%, 5/13/40 57,019
318,251
INTERNET MEDIA & SERVICES — 0.2%
20,000 Meta Platforms, Inc., 5.60%, 5/15/53 19,787
30,000 Ziff Davis, Inc., 4.63%, 10/15/30
(a)
28,310
48,097
PUBLISHING & BROADCASTING — 0.2%
50,000 Nexstar Media Group, Inc., 4.75%, 11/01/28
(a)
49,112
TELECOMMUNICATIONS — 1.1%
20,000 AT&T, Inc., 4.35%, 3/01/29 20,089
150,000 Rogers Communications, Inc., 7.13%, 4/15/55 (H15T5Y + 262bps)
(b)
155,787
95,000 Verizon Communications, Inc., 2.65%, 11/20/40 67,403
243,279
CONSUMER DISCRETIONARY — 2.3%
APPAREL & TEXTILE PRODUCTS — 0.1%
30,000 Crocs, Inc., 4.25%, 3/15/29
(a)
28,607
AUTOMOTIVE — 1.7%
45,000 American Honda Finance Corp., 2.00%, 3/24/28 42,684
91,000 American Honda Finance Corp., 4.80%, 3/05/30 92,909
60,000 Ford Motor Co., Class B, 3.25%, 2/12/32 51,457
88,000 General Motors Financial Co., Inc., 5.35%, 1/07/30 90,036
75,000 General Motors Financial Co., Inc., 5.75%, 3/30/66
(b)(c)
73,453
45,000 Toyota Motor Credit Corp., 5.35%, 1/09/36 46,491
397,030
CONSUMER SERVICES — 0.1%
25,000 Rent-A-Center, Inc., 6.38%, 2/15/29
(a)
24,538

North Square Core Plus Bond Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
P ri nc i p al
Amo u nt ($) F air V alu e
CORPORATE BONDS — 39.7% (Continued)
CONSUMER DISCRETIONARY — 2.3% (continued)
LEISURE FACILITIES & SERVICES — 0.1%
18,000 McDonald's Corp., 4.40%, 2/12/31 $ 18,067
RETAIL - DISCRETIONARY — 0.3%
30,000 Gap, Inc. (The), 3.88%, 10/01/31
(a)
27,190
30,000 Patrick Industries, Inc., 4.75%, 5/01/29
(a)
29,450
56,640
CONSUMER STAPLES — 2.1%
BEVERAGES — 0.7%
37,000 Coca-Cola Co. (The), 1.65%, 6/01/30 33,219
34,000 Keurig Dr Pepper, Inc., 5.20%, 3/15/31 34,784
78,000 PepsiCo, Inc., 5.00%, 7/23/35 78,764
146,767
FOOD — 0.3%
54,000 HLF Financing Sarl LLC, 12.25%, 4/15/29
(a)
58,862
HOUSEHOLD PRODUCTS — 0.3%
70,000 Central Garden & Pet Co., 4.13%, 10/15/30 66,269
RETAIL - CONSUMER STAPLES — 0.1%
30,000 Walmart, Inc., 4.90%, 4/28/35 30,487
TOBACCO & CANNABIS — 0.5%
51,000 British American Tobacco PLC, 5.35%, 8/15/32 52,530
29,000 Philip Morris International, Inc., 5.13%, 2/15/30 30,023
50,000 Turning Point Brands, Inc., 7.63%, 3/15/32
(a)
52,395
134,948
WHOLESALE - CONSUMER STAPLES — 0.2%
40,000 US Foods Holding Corp., 6.88%, 9/15/28
(a)
41,262
ENERGY — 4.7%
OIL & GAS PRODUCERS — 4.3%
21,000 BP Capital Markets America, Inc., 4.89%, 9/11/33 21,129
84,000 California Resources Corp., 8.25%, 6/15/29
(a)
86,858
68,000 Chevron USA, Inc., 4.82%, 4/15/32 69,685
29,000 ConocoPhillips Co., 5.00%, 1/15/35 29,012
70,000 ConocoPhillips Co., 5.30%, 5/15/53 64,211
27,000 Energy Transfer LP, 3.75%, 5/15/30 26,184
125,000 Energy Transfer LP, 6.63%, 2/15/72 (US0003M + 416bps)
(b)(c)
124,504
10,000 Enterprise Products Operating LLC, 4.80%, 2/01/49 8,650
94,000 Exxon Mobil Corp., 4.33%, 3/19/50 77,896
40,000 Murphy Oil Corp., 4.75%, 9/15/29 39,374
26,000 ONEOK, Inc., 5.05%, 11/01/34 25,362
20,000 ONEOK, Inc., 5.70%, 11/01/54 18,260

North Square Core Plus Bond Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
P ri nc i p al
Amo u nt ($) F air V alu e
CORPORATE BONDS — 39.7% (Continued)
ENERGY — 4.7% (continued)
OIL & GAS PRODUCERS — 4.3% (continued)
60,000 Phillips 66 Co., 5.25%, 6/15/31 $ 62,178
150,000 South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 3/01/55
(b)
156,873
55,000 TotalEnergies Capital SA, 5.49%, 4/05/54 52,404
75,000 Vital Energy, Inc., 7.75%, 7/31/29
(a)
75,059
68,000 Vital Energy, Inc., 7.88%, 4/15/32
(a)
67,043
1,004,682
OIL & GAS SERVICES & EQUIPMENT — 0.4%
40,000 Helix Energy Solutions Group, Inc., 9.75%, 3/01/29
(a)
41,663
40,000 Noble Finance II LLC, 8.00%, 4/15/30
(a)
41,449
83,112
FINANCIALS — 13.7%
ASSET MANAGEMENT — 1.1%
200,000 UBS Group AG, 7.13%, 12/31/49 (USISSO05 + 318bps)
(a)(b)(c)
204,107
37,319 United Airlines 2023-1 Class A Pass Through Trust, 5.80%, 7/15/36 38,511
242,618
BANKING — 9.4%
200,000 Banco Bilbao Vizcaya Argentaria SA, 6.13%, 2/16/49 (USSW5 + 387bps)
(b)(c)
199,530
200,000 Banco Santander SA, 8.00%, 12/31/49 (H15T5Y + 391bps)
(b)(c)
217,595
39,000 Bank of Nova Scotia (The), 5.13%, 2/14/31 (SOFRRATE + 107bps)
(b)
40,140
200,000 CaixaBank SA, 3.63%, 3/14/71 (EUSA5 + 386bps)
(a)(b)(c)
224,453
60,000 Canadian Imperial Bank of Commerce, 5.26%, 4/08/29 62,131
55,000 Citigroup, Inc., 4.95%, 5/07/31
(b)
56,052
150,000 Citigroup, Inc., 6.95%, 2/15/80 (H15T5Y + 273bps)
(b)(c)
152,684
200,000 HSBC Holdings PLC, 7.05%, 12/31/49 (H15T5Y + 3bps)
(b)(c)
206,824
200,000 ING Groep NV, 4.25%, 10/16/69 (H15T5Y + 286bps)
(b)(c)
175,270
50,000 JPMorgan Chase & Co., 5.00%, 7/22/30 51,293
80,000 JPMorgan Chase & Co., 5.14%, 1/24/31 (SOFRRATE + 90bps)
(b)
82,466
43,000 JPMorgan Chase & Co., 1.95%, 2/04/32
(b)
37,816
33,000 Morgan Stanley, 1.59%, 5/04/27
(b)
32,391
153,000 Morgan Stanley Bank NA, 4.15%, 5/07/29 154,491
153,000 Morgan Stanley Private Bank NA, 4.15%, 5/07/29 154,491
22,000 PNC Financial Services Group Inc. (The), 6.88%, 10/20/34 (SOFRRATE +
2bps)
(b)
24,710
79,000 Royal Bank of Canada, 4.65%, 10/18/30 (SOFRINDEX + 108bps)
(b)
79,713
39,000 Toronto-Dominion Bank (The), 4.86%, 1/31/28 39,667
23,000 Toronto-Dominion Bank (The), 4.78%, 12/17/29 23,513
33,000 US Bancorp, Series CC, 5.68%, 1/23/35 (SOFRRATE + 186bps)
(b)
34,405
50,000 Wells Fargo & Co., 5.24%, 1/24/31 (SOFRRATE + 111bps)
(b)
51,665
68,000 Wells Fargo Bank NA, 4.25%, 3/11/27 68,374
2,169,674

North Square Core Plus Bond Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
P ri nc i p al
Amo u nt ($) F air V alu e
CORPORATE BONDS — 39.7% (Continued)
FINANCIALS — 13.7% (continued)
INSTITUTIONAL FINANCIAL SERVICES — 2.2%
84,000 Bank of New York Mellon Corp. (The), 5.06%, 7/22/32
(b)
$ 86,559
125,000 CenterPoint Energy, Inc., 6.85%, 2/15/55 (H15T5Y + 295bps)
(b)
131,332
64,000 Goldman Sachs Bank USA, 4.30%, 3/11/27 64,373
35,000 Goldman Sachs Bank USA, 5.41%, 5/21/27 (SOFRRATE + 75bps)
(b)
35,261
116,000 Goldman Sachs Group, Inc. (The), 1.43%, 3/09/27
(b)
114,210
84,000 Goldman Sachs Group, Inc. (The), 1.99%, 1/27/32
(b)
73,802
505,537
SPECIALTY FINANCE — 1.0%
50,000 American Express Co., 5.28%, 7/26/35 (SOFRRATE + 142bps)
(b)
51,079
60,000 Bread Financial Holdings, Inc., 9.75%, 3/15/29
(a)
64,160
20,000 Capital One Financial Corp., 1.88%, 11/02/27
(b)
19,439
19,000 Capital One Financial Corp., 6.31%, 6/08/29
(b)
19,946
72,000 Springleaf Finance Corp., 5.38%, 11/15/29 71,236
225,860
HEALTH CARE — 1.1%
BIOTECH & PHARMA — 0.4%
28,000 Eli Lilly & Co., 5.00%, 2/09/54 25,682
70,000 Prestige Consumer Healthcare, Inc., 3.75%, 4/01/31
(a)
64,555
90,237
HEALTH CARE FACILITIES & SERVICES — 0.7%
20,000 Cigna Group (The), 2.38%, 3/15/31 17,940
30,000 HealthEquity , Inc., 4.50%, 10/01/29
(a)
29,038
50,000 Pediatrix Medical Group, Inc., 5.38%, 2/15/30
(a)
49,498
28,000 UnitedHealth Group, Inc., 2.30%, 5/15/31 25,016
35,000 UnitedHealth Group, Inc., 5.15%, 7/15/34 35,574
10,000 UnitedHealth Group, Inc., 5.38%, 4/15/54 9,240
166,306
INDUSTRIALS — 2.4%
AEROSPACE & DEFENSE — 0.4%
30,000 Boeing Co. (The), 5.15%, 5/01/30 30,783
29,000 Lockheed Martin Corp., 5.00%, 8/15/35 29,196
38,000 Lockheed Martin Corp., 4.70%, 5/15/46 33,949
15,000 Northrop Grumman Corp., 3.25%, 1/15/28 14,735
108,663
COMMERCIAL SUPPORT SERVICES — 0.4%
82,000 Deluxe Corp., 8.00%, 6/01/29
(a)
81,274
DIVERSIFIED INDUSTRIALS — 0.3%
77,000 Honeywell International, Inc., 4.75%, 2/01/32 78,223

North Square Core Plus Bond Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
P ri nc i p al
Amo u nt ($) F air V alu e
CORPORATE BONDS — 39.7% (Continued)
INDUSTRIALS — 2.4% (continued)
ELECTRICAL EQUIPMENT — 0.2%
35,000 Johnson Controls International PLC, 5.50%, 4/19/29 $ 36,503
INDUSTRIAL INTERMEDIATE PROD — 0.3%
60,000 Enpro , Inc., 6.13%, 6/01/33
(a)
61,375
MACHINERY — 0.4%
47,000 Caterpillar, Inc., 5.20%, 5/15/35 48,182
39,000 John Deere Capital Corp., 5.10%, 4/11/34 39,999
88,181
TRANSPORTATION & LOGISTICS — 0.4%
80,000 Burlington Northern Santa Fe LLC, 4.55%, 9/01/44 70,612
21,979 FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.88%, 2/20/34 19,238
89,850
MATERIALS — 2.2%
CHEMICALS — 0.7%
150,000 FMC Corp., 8.45%, 11/01/55
(b)
157,093
METALS & MINING — 1.5%
50,000 Alliance Resource Operating Partners LP, 8.63%, 6/15/29
(a)
52,871
79,000 Eldorado Gold Corp., 6.25%, 9/01/29
(a)
79,254
80,000 Hudbay Minerals, Inc., 6.13%, 4/01/29
(a)
80,936
80,000 New Gold, Inc., 6.88%, 4/01/32
(a)
83,448
50,000 SunCoke Energy, Inc., 4.88%, 6/30/29
(a)
45,700
342,209
REAL ESTATE — 0.5%
REAL ESTATE INVESTMENT TRUSTS — 0.2%
50,000 American Tower Corp., 3.80%, 8/15/29 49,015
REAL ESTATE OWNERS & DEVELOPERS — 0.1%
30,000 Howard Hughes Corp. (The), 4.38%, 2/01/31
(a)
27,963
REIT — 0.2%
30,000 RLJ Lodging Trust LP, 4.00%, 9/15/29
(a)
28,174
TECHNOLOGY — 1.5%
SEMICONDUCTORS — 0.7%
35,000 Broadcom, Inc., 4.35%, 2/15/30 35,109
71,000 Broadcom, Inc., 4.90%, 7/15/32 71,900
15,000 Intel Corp., 5.70%, 2/10/53 13,803
25,000 Synaptics , Inc., 4.00%, 6/15/29
(a)
23,887
144,699
SOFTWARE — 0.6%
30,000 Consensus Cloud Solutions, Inc., 6.50%, 10/15/28
(a)
30,144

North Square Core Plus Bond Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
P ri nc i p al
Amo u nt ($) F air V alu e
CORPORATE BONDS — 39.7% (Continued)
TECHNOLOGY — 1.5% (continued)
SOFTWARE — 0.6% (continued)
34,000 Oracle Corp., 4.80%, 8/03/28 $ 34,659
67,000 Oracle Corp., 3.60%, 4/01/40 53,152
30,000 ZoomInfo Technologies LLC/ ZoomInfo Finance Corp., 3.88%, 2/01/29
(a)
28,193
146,148
TECHNOLOGY HARDWARE — 0.2%
49,000 Apple, Inc., 2.95%, 9/11/49 32,561
30,000 Cisco Systems, Inc., 4.95%, 2/26/31 31,067
63,628
UTILITIES — 5.8%
ELECTRIC UTILITIES — 5.2%
40,000 Alabama Power Co., 3.45%, 10/01/49 28,335
15,000 Berkshire Hathaway Energy Co., 3.70%, 7/15/30 14,699
10,000 Consolidated Edison Company of New York, Inc., 5.70%, 5/15/54 9,899
45,000 Dominion Energy, Inc., 5.45%, 3/15/35 45,611
120,000 Dominion Energy, Inc., 6.88%, 2/01/55 (H15T5Y + 239bps)
(b)
125,527
50,000 Dominion Energy, Inc., 6.20%, 2/15/56 (H15T10Y + 2bps)
(b)
49,868
138,000 Duke Energy Carolinas LLC, 5.30%, 2/15/40 138,376
20,000 Entergy Corp., 1.90%, 6/15/28 18,837
27,000 Florida Power & Light Co., 5.30%, 6/15/34 27,936
35,000 Florida Power & Light Co., 5.30%, 4/01/53 33,405
119,000 MidAmerican Energy Co., 4.25%, 7/15/49 96,400
15,000 NextEra Energy Capital Holdings, Inc., 2.25%, 6/01/30 13,681
100,000 NextEra Energy Capital Holdings, Inc., 6.50%, 8/15/55 (H15T5Y + 198bps)
(b)
104,990
100,000 NiSource, Inc., 6.38%, 3/31/55 (H15T5Y + 253bps)
(b)
102,940
75,000 NRG Energy, Inc., 10.25%, 12/31/49 (H15T5Y + 592bps)
(a)(b)(c)
82,727
21,000 Pacific Gas and Electric Co., 4.55%, 7/01/30 20,809
65,000 Virginia Electric and Power Co., 5.45%, 4/01/53 61,721
200,000 Vistra Corp., 8.88%, 12/31/49 (H15T5Y + 505bps)
(a)(b)(c)
218,057
1,193,818
GAS & WATER UTILITIES — 0.6%
125,000 AltaGas Ltd., 7.20%, 10/15/54 (H15T5Y + 357bps)
(a)(b)
126,977
TOTAL CORPORATE BONDS (Cost $8,990,623) 9,095,268
MORTGAGE-BACKED SECURITIES — 29.1%
273,317 Fannie Mae Pool , 3.50%, 10/13/37 252,871
179,400 Fannie Mae Pool , 5.00%, 11/01/46 182,528
109,921 Fannie Mae Pool , 4.00%, 6/01/47 105,112
106,415 Fannie Mae Pool , 3.50%, 9/01/49 95,262
73,977 Fannie Mae Pool , 3.00%, 9/01/50 64,791
61,390 Fannie Mae Pool , 2.50%, 5/01/51 51,789
48,367 Fannie Mae Pool , 3.00%, 5/01/51 42,259

North Square Core Plus Bond Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
P ri nc i p al
Amo u nt ($) F air V alu e
MORTGAGE-BACKED SECURITIES — 29.1% (Continued)
249,948 Fannie Mae Pool , 2.50%, 10/01/51 $ 208,457
41,319 Fannie Mae Pool , 4.00%, 1/01/52 39,100
69,878 Fannie Mae Pool , 5.00%, 6/01/52 69,681
231,040 Fannie Mae Pool , 5.50%, 11/01/52 234,138
30,265 Fannie Mae Pool , 6.50%, 1/01/53 31,736
228,627 Fannie Mae Pool , 4.50%, 4/01/53 220,479
41,140 Fannie Mae Pool , 6.00%, 9/01/53 42,615
88,719 Fannie Mae Pool , 4.50%, 11/01/54 86,217
132,320 Fannie Mae Pool , 5.50%, 9/01/56 136,558
128,200 Fannie Mae REMICS 2024-11 , 5.00%, 2/25/51 128,020
199,000 Federal Farm Credit Banks Funding Corp. , 4.70%, 3/05/29 199,504
77,000 Federal Farm Credit Banks Funding Corp. , 4.97%, 1/15/30 77,137
122,000 Federal Farm Credit Banks Funding Corp. , 5.11%, 7/15/32 122,162
146,000 Federal Farm Credit Banks Funding Corp. , 5.34%, 1/28/33 146,079
79,000 Federal Farm Credit Banks Funding Corp. , 4.94%, 3/03/33 79,483
100,000 Federal Farm Credit Banks Funding Corp. , 5.09%, 3/11/33 99,830
54,000 Federal Farm Credit Banks Funding Corp. , 4.72%, 4/14/33 53,709
85,000 Federal Farm Credit Banks Funding Corp. , 5.27%, 6/23/33 85,263
47,000 Federal Farm Credit Banks Funding Corp. , 1.95%, 5/14/35 37,030
77,000 Federal Farm Credit Banks Funding Corp. , 1.74%, 2/01/36 57,691
37,000 Federal Farm Credit Banks Funding Corp. , 2.37%, 3/18/41 26,038
24,000 Federal Farm Credit Banks Funding Corp. , 2.50%, 7/29/41 17,075
80,000 Federal Home Loan Banks , 4.84%, 3/06/30 80,162
155,000 Federal Home Loan Banks , 4.54%, 4/17/30 155,021
75,000 Federal Home Loan Banks , 5.19%, 2/25/32 75,261
25,000 Federal Home Loan Banks , 5.25%, 6/25/32 25,219
35,000 Federal Home Loan Banks , 5.35%, 6/12/34 35,182
155,000 Federal Home Loan Banks , 5.38%, 4/09/35 155,436
75,000 Federal Home Loan Banks , 5.75%, 12/27/35 75,003
50,000 Federal Home Loan Banks , 1.90%, 2/25/36 38,053
120,000 Federal Home Loan Banks , 2.00%, 2/26/36 92,309
50,000 Federal Home Loan Banks , 2.15%, 2/25/41 34,064
98,000 Federal Home Loan Mortgage Corp. , 1.72%, 9/22/36 72,291
37,000 Federal Home Loan Mortgage Corp. , 2.00%, 10/29/40 24,883
195,000 Federal National Mortgage Association , 1.53%, 8/17/35 147,050
223,000 Federal National Mortgage Association , 1.60%, 8/24/35 168,225
56,871 Freddie Mac Gold Pool , 4.00%, 8/01/45 54,307
650,000 Freddie Mac Multifamily Structured Pass-Through Certificates K-G04 , 2.63%,
11/25/30
(b)
73,042
84,853 Freddie Mac Pool , 2.50%, 4/01/42 74,866
106,555 Freddie Mac Pool , 3.00%, 7/01/51 92,976
77,761 Freddie Mac Pool , 2.50%, 2/01/52 65,198
75,028 Freddie Mac Pool , 3.50%, 4/01/52 68,302
240,459 Freddie Mac Pool , 3.00%, 5/01/52 210,676
55,200 Freddie Mac Pool , 4.00%, 9/01/52 51,638

North Square Core Plus Bond Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
P ri nc i p al
Amo u nt ($) F air V alu e
MORTGAGE-BACKED SECURITIES — 29.1% (Continued)
128,540 Freddie Mac Pool , 5.00%, 7/01/53 $ 128,757
121,276 Freddie Mac REMICS , 3.00%, 5/15/43 118,957
46,697 Freddie Mac REMICS , 5.50%, 11/25/51 47,412
188,166 Ginnie Mae II Pool , 2.50%, 8/20/50 157,425
124,247 Ginnie Mae II Pool , 2.50%, 12/20/50 104,985
215,631 Ginnie Mae II Pool , 2.00%, 3/20/51 173,964
332,656 Ginnie Mae II Pool , 3.00%, 10/20/51 295,071
80,340 Ginnie Mae II Pool , 3.00%, 3/20/52 70,097
200,955 Ginnie Mae II Pool , 5.00%, 11/20/52 200,090
192,899 Ginnie Mae II Pool , 5.50%, 9/01/53
(b)
195,747
204,351 Government National Mortgage Association 2022-189 PT , 2.50%, 10/20/51 171,277
84,692 Government National Mortgage Association 2024-65 NB , 5.50%, 2/20/48 85,160
60,000 Government National Mortgage Association 2024-8 JL , 5.00%, 1/20/54 59,822
TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,702,590) 6,670,542
NON U.S. GOVERNMENT & AGENCIES — 0.4%
SUPRANATIONAL — 0.4%
100,000 International Bank for Reconstruction & Development, 4.70%, 11/8/34 100,021
TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $100,000) 100,021
U.S. GOVERNMENT & AGENCIES — 12.8%
GOVERNMENT SPONSORED — 0.3%
88,000
Resolution Funding Corp. Principal "Strips", 0.00% , 1/15/30 74,307
U.S. TREASURY BONDS — 6.5%
279,000
United States Treasury Bond, 2.75% , 11/15/42 210,961
270,000
United States Treasury Bond, 4.00% , 11/15/52 231,789
111,000
United States Treasury Bond, 4.63% , 2/15/55 105,832
158,000
United States Treasury Note/Bond, 3.75% , 12/31/28 158,737
290,000
United States Treasury Note/Bond, 4.75% , 2/15/45 285,786
398,000
United States Treasury Note/Bond, 3.13% , 5/15/48 298,127
207,000
United States Treasury Note/Bond, 4.50% , 11/15/54 193,278
1,484,510
U.S. TREASURY NOTES — 6.0%
51,000
United States Treasury Note, 4.25% , 5/15/35 51,163
171,000
United States Treasury Note, 4.25% , 8/15/35 171,361
168,000
United States Treasury Note/Bond, 3.88% , 7/31/27 168,709
227,000
United States Treasury Note/Bond, 3.88% , 7/15/28 228,782
379,000
United States Treasury Note/Bond, 3.88% , 7/31/30 382,109
261,000
United States Treasury Note/Bond, 4.00% , 7/31/32 262,223
81,000
United States Treasury Note/Bond, 4.75% , 5/15/55 78,823
38,000
United States Treasury Note/Bond, 4.75% , 8/15/55 37,008
1,380,178
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,956,215) 2,938,995

North Square Core Plus Bond Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
C ont ra ct s Description
Expiration
Date
Exercise
Price
Notional
Value Fair Value
PURCHASED CALL OPTIONS — 0.70%
29 E-mini S&P 500® Index 12/22/2025 $ 6,700.00 $ 18,932,650 $ 151,888
TOTAL PURCHASED CALL OPTIONS (Cost $135,388) 151,888
Sh ar e s
SHORT-TERM INVESTMENTS — 1.80%
417,865 First American Treasury Obligations Fund, Class X, 4.20%
(d)
417,865
TOTAL SHORT-TERM INVESTMENTS (Cost $417,865) 417,865
TOTAL INVESTMENTS — 98.5% (Cost $22,491,690) $ 22,593,640
Other Assets in Excess of Liabilities — 1.5% 341,574
NET ASSETS — 100.00% $ 22,935,214
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
As of August 31, 2025 the total market value of 144A securities is $4,193,413 or 18.3% of net assets.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c) Security is perpetual in nature and has no stated maturity date.
(d) Rate disclosed is the seven day effective yield as of August 31, 2025.
REMIC Real Estate Mortgage Investment Conduit

North Square Core Plus Bond Fund Futures Table
Schedule of Investments
August 31, 2025 (Unaudited)
Contracts Long Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
12 10-Year US Treasury Note Future 12/22/2025 $ 1,350,000 $ 6,904
12 2-Year US Treasury Note Future 01/02/2026 2,502,469 1,946
1 3-Year US Treasury Note Future 01/02/2026 213,164 578
27 5-Year US Treasury Note Future 01/02/2026 2,955,656 9,185
1 Ultra US Treasury Bond Future 12/22/2025 116,563 (187)
9 US Treasury Bond Future 12/22/2025 1,028,250 1,687
$ 20,113
Contracts Short Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
(43) Bloomberg US Corporate High Yield Very
Liquid Future
09/17/2025 $ (4,682,055) $ (73,290)
(10) E-mini S&P 500® Index Future 09/22/2025 (3,236,375) (45,987)
(2) Euro Foreign Exchange Currency Future 09/16/2025 (292,763) 3,187
(7) Ultra 10-Year US Treasury Note Future 12/22/2025 (800,844) (4,047)
$ (120,137)

North Square Kennedy MicroCap Fund
Schedule of Investments
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 93.3%
COMMUNICATIONS — 2.8%
ADVERTISING & MARKETING — 0.9%
44,727 Advantage Solutions, Inc.
(a)
$ 81,403
6,327 Magnite, Inc.
(a)
164,186
245,589
ENTERTAINMENT CONTENT — 0.4%
12,454 Inspired Entertainment, Inc.
(a)
115,822
INTERNET MEDIA & SERVICES — 1.0%
16,248 OptimizeRx Corp.
(a)
293,602
PUBLISHING & BROADCASTING — 0.5%
11,991 Thryv Holdings, Inc.
(a)
154,204
TOTAL  COMMUNICATIONS 809,217
CONSUMER DISCRETIONARY — 2.9%
AUTOMOTIVE — 0.6%
4,568 Gentherm, Inc.
(a)
167,966
CONSUMER SERVICES — 2.3%
22,166 Legacy Education, Inc.
(a)
267,322
3,597 Matthews International Corp., Class A 88,378
11,773 Universal Technical Institute, Inc.
(a)
313,044
668,744
TOTAL  CONSUMER DISCRETIONARY 836,710
CONSUMER STAPLES — 4.0%
FOOD — 2.5%
5,606 LifeVantage Corp. 73,438
22,582 Nature's Sunshine Products, Inc.
(a)
380,507
41,396 SunOpta, Inc.
(a)
259,553
713,498
WHOLESALE - CONSUMER STAPLES — 1.5%
7,099 Chefs' Warehouse, Inc. (The)
(a)
448,231
TOTAL  CONSUMER STAPLES 1,161,729
ENERGY — 5.3%
OIL & GAS PRODUCERS — 0.9%
8,592 Riley Exploration Permian, Inc. 251,402
OIL & GAS SERVICES & EQUIPMENT — 4.0%
23,081 Helix Energy Solutions Group, Inc.
(a)
152,104
28,044 MRC Global, Inc.
(a)
422,904
24,524 Oil States International, Inc.
(a)
137,334
8,194 Solaris Energy Infrastructure, Inc., Class A 258,848
6,574 Thermon Group Holdings, Inc.
(a)
174,343
1,145,533

North Square Kennedy MicroCap Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 93.3% (Continued)
ENERGY — 5.3% (Continued)
RENEWABLE ENERGY — 0.4%
2,330 American Superconductor Corp.
(a)
$ 116,267
TOTAL  ENERGY 1,513,202
FINANCIALS — 24.2%
ASSET MANAGEMENT — 1.0%
5,679 Acuren Corp.
(a)
64,002
13,187 Trinity Capital, Inc. 213,630
277,632
BANKING — 17.9%
12,713 Amerant Bancorp, Inc. 273,330
13,114 Capital Bancorp, Inc. 445,745
12,940 Carter Bankshares, Inc.
(a)
251,812
1,673 Coastal Financial Corp.
(a)
191,558
15,081 FB Financial Corp. 809,548
2,521 First Financial Corp. 148,739
3,468 Horizon Bancorp 58,470
13,328 Investar Holding Corp. 312,408
6,214 Northeast Bank 687,020
20,068 Old Second Bancorp, Inc. 370,455
6,502 Origin Bancorp, Inc. 252,863
2,010 QCR Holdings, Inc. 157,544
10,554 Simmons First National Corp., Class A 219,312
14,116 Southern California Bancorp
(a)
237,713
14,073 Third Coast Bancshares, Inc.
(a)
560,528
2,506 Timberland Bancorp, Inc. 83,826
7,711 VersaBank 84,590
5,145,461
INSTITUTIONAL FINANCIAL SERVICES — 0.4%
5,582 Perella Weinberg Partners 123,530
INSURANCE — 3.0%
23,895 Abacus Life, Inc.
(a)
170,849
25,829 Crawford & Co., Class A 279,987
15,686 James River Group Holdings, Ltd. 88,155
13,976 Tiptree, Inc. 327,737
866,728
SPECIALTY FINANCE — 1.9%
9,306 LendingClub Corp.
(a)
159,877
4,553 Mid Penn Bancorp, Inc. 137,227
37,451 Oportun Financial Corp.
(a)
247,551
544,655
TOTAL  FINANCIALS 6,958,006

North Square Kennedy MicroCap Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 93.3% (Continued)
HEALTH CARE — 20.6%
BIOTECH & PHARMA — 10.7%
23,123 Abeona Therapeutics, Inc.
(a)
$ 157,930
24,001 Adaptive Biotechnologies Corp.
(a)
316,333
12,901 Aldeyra Therapeutics, Inc.
(a)
75,342
18,346 Annexon, Inc.
(a)
37,793
4,446 Apogee Therapeutics, Inc.
(a)
161,701
12,160 Arvinas, Inc.
(a)
93,997
20,155 Avadel Pharmaceuticals PLC
(a)
297,488
16,314 Cogent Biosciences, Inc.
(a)
197,073
19,827 CorMedix, Inc.
(a)
294,034
14,949 Day One Biopharmaceuticals, Inc.
(a)
112,267
25,221 Elutia, Inc.
(a)
57,504
25,747 Exagen, Inc.
(a)
253,865
15,239 Immunome, Inc.
(a)
144,923
3,764 NewAmsterdam Pharma Co. NV
(a)
90,524
3,941 Oruka Therapeutics, Inc.
(a)
58,327
30,988 Ovid Therapeutics, Inc.
(a)
39,665
1,587 Praxis Precision Medicines, Inc.
(a)
72,272
35,726 Puma Biotechnology, Inc.
(a)
180,059
5,883 Tectonic Therapeutic, Inc.
(a)
150,252
9,826 WAVE Life Sciences Ltd.
(a)
94,329
25,476 Xeris Biopharma Holdings, Inc.
(a)
199,477
3,085,155
HEALTH CARE FACILITIES & SERVICES — 2.5%
36,828 AdaptHealth Corp.
(a)
349,498
6,447 GoodRx Holdings, Inc.
(a)
28,044
34,975 Personalis, Inc.
(a)
171,028
1,999 US Physical Therapy, Inc. 165,697
714,267
HEALTH CARE TECHNOLOGY — 0.4%
33,933 Health Catalyst, Inc.
(a)
115,033
MEDICAL EQUIPMENT & DEVICES — 7.0%
10,026 AtriCure, Inc.
(a)
370,862
20,659 Bioventus, Inc.
(a)
152,877
18,753 CryoLife, Inc.
(a)
823,819
19,958 Delcath Systems, Inc.
(a)
219,937
60,821 MaxCyte, Inc.
(a)
84,541
38,570 Neogen Corp.
(a)
221,777
6,777 OrthoPediatrics Corp.
(a)
144,757
2,018,570
TOTAL  HEALTH CARE 5,933,025

North Square Kennedy MicroCap Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 93.3% (Continued)
INDUSTRIALS — 13.9%
AEROSPACE & DEFENSE — 1.6%
12,587 Park Aerospace Corp. $ 235,880
3,891 V2X, Inc.
(a)
223,733
459,613
COMMERCIAL SUPPORT SERVICES — 3.6%
6,743 Barrett Business Services, Inc. 329,058
622 CRA International, Inc. 120,519
15,838 Healthcare Services Group, Inc.
(a)
247,231
20,220 Kelly Services, Inc., Class A 287,731
26,346 Quest Resource Holding Corp.
(a)
49,135
1,033,674
ELECTRICAL EQUIPMENT — 0.6%
4,478 LSI Industries, Inc. 102,681
8,551 Stoneridge, Inc.
(a)
70,973
173,654
ENGINEERING & CONSTRUCTION — 0.9%
20,466 Orion Group Holdings, Inc.
(a)
151,449
636 VSE Corp. 103,286
254,735
INDUSTRIAL INTERMEDIATE PRODUCTS — 1.9%
1,096 AZZ, Inc. 123,727
25,177 Hillman Solutions Corp. 248,749
4,666 Insteel Industries, Inc. 179,081
551,557
INDUSTRIAL SUPPORT SERVICES — 0.2%
10,617 Custom Truck One Source, Inc., Class A
(a)
65,188
MACHINERY — 2.9%
3,827 Albany International Corp., Class A 243,053
6,725 Heilos Technologies, Inc. 364,764
8,230 Ichor Holdings Ltd.
(a)
138,675
8,652 Titan International, Inc.
(a)
76,311
822,803
TRANSPORTATION & LOGISTICS — 0.7%
6,789 Werner Enterprises, Inc. 195,863
TRANSPORTATION EQUIPMENT — 1.5%
8,141 REV Group, Inc. 433,183
TOTAL  INDUSTRIALS 3,990,270
MATERIALS — 5.0%
CHEMICALS — 1.0%
16,708 LSB Industries, Inc.
(a)
139,011

North Square Kennedy MicroCap Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 93.3% (Continued)
MATERIALS — 5.0% (Continued)
CHEMICALS — 1.0% (Continued)
2,450 Minerals Technologies, Inc. $ 160,352
299,363
CONTAINERS & PACKAGING — 2.7%
19,869 TriMas Corp. 768,334
METALS & MINING — 1.3%
3,499 Materion Corp. 387,689
TOTAL  MATERIALS 1,455,386
REAL ESTATE — 3.7%
REIT — 3.7%
39,575 Chatham Lodging Trust 301,957
9,321 Community Healthcare Trust, Inc. 143,637
11,109 CTO Realty Growth, Inc. 191,963
10,202 Easterly Government Properties, Inc. 233,524
9,367 Plymouth Industrial REIT, Inc. 206,074
1,077,155
TOTAL  REAL ESTATE 1,077,155
TECHNOLOGY — 10.9%
CONSUMER SERVICES — 0.3%
3,590 Upbound Group, Inc. 91,222
SCIENTIFIC INSTRUMENTS & SERVICES — 0.3%
9,836 MIND Technology, Inc.
(a)
99,540
SEMICONDUCTORS — 2.0%
7,888 Aehr Test Systems
(a)
196,806
2,192 Axcelis Technologies, Inc.
(a)
175,448
10,397 MagnaChip Semiconductor Corp.
(a)
32,750
2,192 Silicon Motion Technology Corp. - ADR 174,658
579,662
SOFTWARE — 4.0%
19,618 Asure Software, Inc.
(a)
164,791
11,200 AudioEye, Inc.
(a)
143,920
9,372 Computer Programs & Systems, Inc.
(a)
187,065
23,227 Evolent Health, Inc., Class A
(a)
224,140
8,336 Red Violet, Inc.
(a)
418,801
1,138,717
TECHNOLOGY HARDWARE — 3.5%
14,310 Aviat Networks, Inc.
(a)
328,558
17,513 CommScope Holding Co., Inc.
(a)
280,908
13,876 Key Tronic Corp.
(a)
40,518
7,118 Kornit Digital Ltd.
(a)
106,343

North Square Kennedy MicroCap Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 93.3% (Continued)
TECHNOLOGY — 10.9% (Continued)
TECHNOLOGY HARDWARE — 3.5% (Continued)
53,786 Powerfleet, Inc.
(a)
$ 251,181
1,007,508
TECHNOLOGY SERVICES — 0.8%
8,913 Penguin Solutions, Inc.
(a)
215,071
TOTAL  TECHNOLOGY 3,131,720
TOTAL COMMON STOCKS (Cost $21,660,778) 26,866,420
EXCHANGE-TRADED FUNDS — 0.5%
914 iShares Micro-Cap ETF 130,090
TOTAL EXCHANGE-TRADED FUNDS (Cost $101,526) 130,090
SHORT-TERM INVESTMENTS — 5.7%
1,645,629 First American Treasury Obligations Fund, Class X, 4.20%
(b)
1,645,629
TOTAL SHORT-TERM INVESTMENTS (Cost $1,645,629) 1,645,629
TOTAL INVESTMENTS — 99.5% (Cost $23,407,933) $ 28,642,139
Other Assets in Excess of Liabilities — 0.5% 146,256
NET ASSETS — 100.00% $ 28,788,395
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of August 31, 2025.
ADR - American Depositary Receipt.
ETF - Exchange-Traded Funds

North Square Select Small Cap Fund
Schedule of Investments
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 98.7%
CONSUMER DISCRETIONARY — 23.7%
AUTOMOTIVE — 4.6%
8,670 Miller Industries, Inc. $ 364,920
15,875 Phinia, Inc. 928,370
1,293,290
LEISURE FACILITIES & SERVICES — 7.2%
6,655 Monarch Casino & Resort, Inc. 694,316
35,957 OneSpaWorld Holdings Ltd. 811,550
3,105 Vail Resorts, Inc. 508,599
2,014,465
RETAIL - DISCRETIONARY — 4.3%
1,885 Asbury Automotive Group, Inc.
(a)
474,153
39,170 Driven Brands Holdings, Inc.
(a)
721,511
1,195,664
SPECIALTY RETAIL — 2.9%
20,610 Valvoline, Inc.
(a)
799,256
WHOLESALE - DISCRETIONARY — 4.7%
45,412 Openlane, Inc.
(a)
1,313,315
TOTAL  CONSUMER DISCRETIONARY 6,615,990
CONSUMER STAPLES — 5.0%
WHOLESALE - CONSUMER STAPLES — 5.0%
14,585 Grocery Outlet Holding Corp.
(a)
264,134
11,017 Performance Food Group Co.
(a)
1,117,124
1,381,258
TOTAL  CONSUMER STAPLES 1,381,258
FINANCIALS — 17.1%
BANKING — 14.8%
18,365 First Merchants Corp. 762,515
8,647 Nicolet Bankshares, Inc.
(a)
1,195,793
7,578 SouthState Corp. 773,411
7,130 Stock Yards Bancorp, Inc. 575,462
13,231 Webster Financial Corp. 823,233
4,130,414
INSTITUTIONAL FINANCIAL SERVICES — 2.3%
9,905 Jefferies Financial Group, Inc. 642,340
TOTAL  FINANCIALS 4,772,754
HEALTH CARE — 1.9%
HEALTH CARE FACILITIES & SERVICES — 1.9%
6,015 HealthEquity, Inc.
(a)
537,320
TOTAL  HEALTH CARE 537,320

North Square Select Small Cap Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 98.7% (Continued)
INDUSTRIALS — 22.6%
COMMERCIAL SUPPORT SERVICES — 7.3%
152,228 Emerald Holding, Inc.
(a)
$ 783,974
34,089 Pursuit Attractions and Hospitality, Inc.
(a)
1,271,520
2,055,494
ELECTRICAL EQUIPMENT — 4.8%
9,955 Bel Fuse, Inc., Class B 1,339,545
ENGINEERING & CONSTRUCTION — 3.3%
9,185 Arcosa, Inc. 908,856
MACHINERY — 3.4%
6,715 JBT Marel Corp. 962,192
TRANSPORTATION EQUIPMENT — 3.8%
19,840 REV Group, Inc. 1,055,686
TOTAL  INDUSTRIALS 6,321,773
MATERIALS — 10.7%
CONSTRUCTION MATERIALS — 3.1%
3,795 Eagle Materials, Inc. 876,265
CONTAINERS & PACKAGING — 7.6%
42,415 Myers Industries, Inc. 710,027
36,456 TriMas Corp.
(a)
1,409,754
2,119,781
TOTAL  MATERIALS 2,996,046
REAL ESTATE — 3.7%
REAL ESTATE OWNERS & DEVELOPERS — 3.7%
37,386 Legacy Housing Corp.
(a)
1,044,752
TOTAL  REAL ESTATE 1,044,752
TECHNOLOGY — 14.0%
SOFTWARE — 9.7%
37,145 Alkami Technology, Inc.
(a)
950,912
2,246 Daily Journal Corp.
(a)
1,049,331
21,807 nCino, Inc.
(a)
700,223
2,700,466
TECHNOLOGY HARDWARE — 3.3%
77,380 Pitney Bowes, Inc. 937,846
TECHNOLOGY SERVICES — 1.0%
21,760 Flywire Corp.
(a)
286,144

North Square Select Small Cap Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 98.7% (Continued)
TECHNOLOGY — 14.0% (Continued)
TECHNOLOGY SERVICES — 1.0% (Continued)
TOTAL  TECHNOLOGY $ 3,924,456
TOTAL COMMON STOCKS (Cost $20,179,032) 27,594,349
SHORT-TERM INVESTMENTS — 1.3%
369,654 First American Treasury Obligations Fund, Class X, 4.20%
(b)
369,654
TOTAL SHORT-TERM INVESTMENTS (Cost $369,654) 369,654
TOTAL INVESTMENTS — 100.0% (Cost $20,548,686) $ 27,964,003
Other Assets in Excess of Liabilities — 0.0%
(c)
7,855
NET ASSETS — 100.00% $ 27,971,858
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of August 31, 2025.
(c) Percentage rounds to less than 0.1%.

North Square Altrinsic International Equity Fund
Schedule of Investments
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 96.1%
Belgium — 1.7%
15,385 KBC Group N.V. $ 1,813,214
Bermuda — 4.6%
17,214 AXIS Capital Holdings Ltd. 1,696,956
9,620 Everest Re Group, Ltd. 3,288,886
4,985,842
Canada — 1.0%
7,905 Agnico Eagle Mines Ltd. 1,139,664
Cayman Islands — 2.4%
104,001 Alibaba Group Holding Ltd. 1,722,023
343,079 Sands China Ltd. 903,553
2,625,576
France — 12.1%
74,005 Bureau Veritas SA 2,232,149
9,598 Capgemini SE 1,364,917
18,571 Cia Generale de Establissements Michelin SCA 672,423
19,017 Danone 1,587,065
12,048 Pernod Ricard SA 1,372,254
24,217 Sanofi 2,402,263
37,401 SCOR SE 1,224,954
38,490 TotalEnergies SE 2,416,085
13,272,110
Germany — 10.4%
9,313 Adidas AG 1,811,634
12,003 Bayerische Motoren Werke AG 1,255,574
28,446 Daimler Truck Holding AG 1,337,871
6,133 Deutsche Boerse AG 1,804,884
35,847 DHL Group 1,633,583
11,620 Henkel AG & Co. KGaA 980,703
5,253 Siemens AG 1,455,945
19,862 Siemens Healthineers AG 1,099,686
11,379,880
Hong Kong — 0.9%
75,607 Techtronic Industries Co. Ltd. 977,785
India — 1.5%
22,325 HDFC Bank Ltd. - ADR 1,588,647
Indonesia — 0.8%
3,131,175 PT Bank Mandiri ( Persero ) Tbk 898,985
Ireland — 8.1%
124,221 Bank of Ireland Group PLC 1,837,062
8,672 CRH PLC 979,502

North Square Altrinsic International Equity Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 96.1% (Continued)
Ireland — 8.1% (Continued)
3,667 Icon PLC
(a)
$ 652,506
12,351 Kerry Group PLC, Class A 1,130,736
24,610 Medtronic PLC 2,284,055
5,884 Willis Towers Watson PLC 1,922,832
8,806,693
Israel — 1.3%
7,585 Check Point Software Technologies Ltd.
(a)
1,464,967
Japan — 13.3%
14,836 Daito Trust Construction Co., Ltd. 1,578,597
138,096 Kubota Corp. 1,596,543
60,928 MinebeaMitsumi , Inc. 1,038,204
73,033 Murata Manufacturing Co. Ltd. 1,178,916
4,602 SMC Corp. 1,408,368
94,976 Sony Group Corp. 2,595,591
94,833 Sumitomo Mitsui Trust Holdings, Inc. 2,698,632
183,073 Suzuki Motor Corp. 2,422,363
14,517,214
Korea  (Republic Of) — 4.6%
22,506 Hana Financial Group, Inc. 1,329,027
29,137 KB Financial Group, Inc. 2,279,639
1,179 Samsung Electronics Co. Ltd. - ADR 1,458,262
5,066,928
Mexico — 3.6%
9,496 Fomento Economico Mexicano , SAB de CV - ADR 822,733
180,860 Grupo Financiero Banorte SAB de CV 1,647,345
497,615 Wal-Mart de Mexico SAB de CV 1,486,564
3,956,642
Netherlands — 5.3%
24,378 Akzo Nobel N.V. 1,684,875
27,453 Heineken N.V. 2,226,384
69,588 Koninklijke Philips N.V. 1,921,668
5,832,927
Norway — 0.8%
33,268 DNB Bank Asa 876,513
South Africa — 0.6%
42,857 Standard Bank Group Ltd. 602,938
Spain — 1.2%
87,492 Bankinter SA 1,305,553
Sweden — 1.6%
84,854 Hexagon AB 945,596

North Square Altrinsic International Equity Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 96.1% (Continued)
Sweden — 1.6% (Continued)
31,407 Sandvik AB $ 794,295
1,739,891
Switzerland — 7.7%
13,097 Chubb Ltd. 3,602,592
10,137 Nestle S.A. 956,217
2,096 Roche Holding AG 683,452
21,114 Sandoz Group AG 1,324,877
2,476 Zurich Insurance Group AG 1,809,328
8,376,466
United Kingdom — 12.7%
24,914 Admiral Group PLC 1,220,777
6,943 Aon PLC, Class A 2,548,080
37,199 BP PLC - ADR 1,310,521
55,082 Diageo PLC 1,527,520
119,089 GSK PLC 2,353,033
114,674 Haleon PLC 564,296
165,935 Informa PLC 1,954,482
16,826 Intertek Group PLC 1,067,144
72,201 Smith & Nephew PLC 1,354,141
13,899,994
TOTAL COMMON STOCKS (Cost $87,999,410) 105,128,429
PREFERRED STOCKS — 1.7%
Brazil — 1.7%
258,435 Itau Unibanco Holding SA, 4.64% 1,835,002
TOTAL PREFERRED STOCKS (Cost $1,341,600) 1,835,002
SHORT-TERM INVESTMENTS — 1.8%
1,919,007 First American Treasury Obligations Fund, Class X, 4.20%
(b)
1,919,007
TOTAL SHORT-TERM INVESTMENTS (Cost $1,919,007) 1,919,007
TOTAL INVESTMENTS — 99.6% (Cost $91,260,017) 108,882,438
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5% 493,192
NET ASSETS — 100.0% $ 109,375,630
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of August 31, 2025.
ADR - American Depositary Receipt.

North Square McKee Bond Fund
Schedule of Investments
August 31, 2025 (Unaudited)
See accompanying Notes to Financial Statements.
,
P ri nc i p al
Amo u nt ($) F air V alu e
ASSET BACKED SECURITIES — 3.1%
400,000 Aligned Data Centers Issuer LLC 2021-1 A2, 1.94%, 8/15/46
(a)
$ 389,051
6,331 Ally Auto Receivables Trust 2022-2 A3, 4.76%, 5/17/27 6,336
388,905 Amur Equipment Finance Receivables X 2022-1 B, 2.20%, 1/20/28
(a)
387,980
10,000 BBCMS Mortgage Trust 2017-C1 A4, 3.67%, 2/15/50 9,837
68,572 BBCMS Mortgage Trust 2022-C14, 1.73%, 2/18/55 67,251
9,264 CarMax Auto Owner Trust 2022-4 A3, 5.34%, 8/15/27 9,299
2,107 CarMax Auto Owner Trust 2023-1 A3, 4.75%, 10/15/27 2,111
600,000 CarMax Auto Owner Trust 2024-4 A3, 4.60%, 10/15/29 605,537
185,199 Dell Equipment Finance Trust 2023-3 A3, 5.93%, 6/22/26
(a)
186,273
599,932 EQUS 2021 EQAZ Mortgage Trust, 5.38%, 10/15/36 (1MO SOFR + 102bps)
(a)(b)
599,916
5,000 Ford Credit Auto Owner Trust 2024-C, 4.07%, 7/15/29 5,007
400,000 GMF Floorplan Owner Revolving Trust, 4.64%, 3/15/30
(a)
405,902
278,000 Harley-Davidson Motorcycle Trust 2024-A, 5.37%, 3/15/29 281,395
520,000 NextGear Floorplan Master Owner Trust 2024-2 A2, 4.42%, 9/15/27
(a)
523,475
26,417 North Mill Equipment Funding 2022-B A2, 6.07%, 6/01/49
(a)
26,461
1,050,000 Toyota Auto Receivables 2024-C Owner Trust, 4.88%, 1/18/28 1,059,867
526,244 Tricon Residential 2022-SFR2 Trust, 3.86%, 4/19/39
(a)
520,547
15,000 UBS Commercial Mortgage Trust 2018-C8 A4, 3.98%, 2/15/51 14,842
465,000 Verizon Master Trust 2023-7 A1A, 5.67%, 11/20/26 475,152
2,016 World Omni Auto Receivables Trust 2023-B A3, 4.66%, 5/15/28 2,020
TOTAL ASSET BACKED SECURITIES (Cost $5,555,140) 5,578,259
CORPORATE BONDS — 28.2%
COMMUNICATIONS — 1.8%
CABLE & SATELLITE — 0.3%
812,000 Comcast Corp., 3.25%, 11/01/39 639,820
ENTERTAINMENT CONTENT — 0.8%
765,000 Fox Corp., 6.50%, 10/13/33 832,999
769,000 Walt Disney Co. (The), 3.50%, 5/13/40 635,472
1,468,471
INTERNET MEDIA & SERVICES — 0.1%
218,000 Meta Platforms, Inc., 5.60%, 5/15/53 215,679
TELECOMMUNICATIONS — 0.6%
108,000 AT&T, Inc., 4.35%, 3/01/29 108,480
1,227,000 Verizon Communications, Inc., 2.65%, 11/20/40 870,567
979,047
CONSUMER DISCRETIONARY — 2.4%
AUTOMOTIVE — 2.3%
518,000 American Honda Finance Corp., 2.00%, 3/24/28 491,341
1,065,000 American Honda Finance Corp., 4.80%, 3/05/30 1,087,336
301,000 BMW Bank of North America, 3.90%, 8/29/29 301,495
1,060,000 Ford Motor Co., Class B, 3.25%, 2/12/32 909,074

North Square McKee Bond Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
See accompanying Notes to Financial Statements.
P ri nc i p al
Amo u nt ($) F air V alu e
CORPORATE BONDS — 28.2% (Continued)
CONSUMER DISCRETIONARY — 2.4% (continued)
AUTOMOTIVE — 2.3% (continued)
854,000 General Motors Financial Co., Inc., 5.35%, 1/07/30 $ 873,755
474,000 Toyota Motor Credit Corp., 5.35%, 1/09/36 489,704
4,152,705
LEISURE FACILITIES & SERVICES — 0.1%
192,000 McDonald's Corp., 4.40%, 2/12/31 192,719
CONSUMER STAPLES — 1.7%
BEVERAGES — 1.0%
426,000 Coca-Cola Co. (The), 1.65%, 6/01/30 382,469
441,000 Keurig Dr Pepper, Inc., 5.20%, 3/15/31 451,169
964,000 PepsiCo, Inc., 5.00%, 7/23/35 973,443
1,807,081
RETAIL - CONSUMER STAPLES — 0.1%
186,000 Walmart, Inc., 4.90%, 4/28/35 189,019
TOBACCO & CANNABIS — 0.6%
732,000 BAT Capital Corp., 5.35%, 8/15/32 753,956
292,000 Philip Morris International, Inc., 5.13%, 2/15/30 302,296
1,056,252
ENERGY — 2.9%
OIL & GAS PRODUCERS — 2.9%
261,000 BP Capital Markets America Inc., 4.89%, 9/11/33 262,597
712,000 Chevron Corp., 4.82%, 4/15/32 729,640
258,000 ConocoPhillips Co., 5.00%, 1/15/35 258,107
831,000 ConocoPhillips Co., 5.30%, 5/15/53 762,275
323,000 Energy Transfer L.P., 3.75%, 5/15/30 313,238
76,000 Enterprise Products Operating LLC, 4.80%, 2/01/49 65,742
1,125,000 Exxon Mobil Corp., 4.33%, 3/19/50 932,260
317,000 ONEOK, Inc., 5.05%, 11/01/34 309,225
204,000 ONEOK, Inc., 5.70%, 11/01/54 186,257
738,000 Phillips 66 Co., 5.25%, 6/15/31 764,795
560,000 TotalEnergies Capital SA, 5.49%, 4/05/54 533,568
5,117,704
FINANCIALS — 9.8%
ASSET MANAGEMENT — 0.2%
349,864 United Airlines 2023-1 Class A Pass Through Trust, 5.80%, 7/15/36 361,043
BANKING — 6.5%
644,000 American Express National Bank, 4.05%, 4/10/28 647,571
250,000 American Express National Bank, 4.25%, 6/12/28 252,805
417,000 Bank of Nova Scotia (The), 5.13%, 2/14/31 (SOFRRATE + 107bps)
(b)
429,190
592,000 Canadian Imperial Bank of Commerce, 5.26%, 4/08/29 613,026

North Square McKee Bond Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
See accompanying Notes to Financial Statements.
P ri nc i p al
Amo u nt ($) F air V alu e
CORPORATE BONDS — 28.2% (Continued)
FINANCIALS — 9.8% (continued)
BANKING — 6.5% (continued)
676,000 Citigroup, Inc., 4.95%, 5/07/31
(b)
$ 688,931
510,000 HSBC Holdings PLC, 5.29%, 11/19/30
(b)
526,082
534,000 JPMorgan Chase & Co., 5.00%, 7/22/30 547,808
813,000 JPMorgan Chase & Co., 5.14%, 1/24/31 (SOFRRATE + 90bps)
(b)
838,060
524,000 JPMorgan Chase & Co., 1.95%, 2/04/32
(b)
460,831
336,000 Morgan Stanley, 1.59%, 5/04/27
(b)
329,796
358,000 Morgan Stanley, 5.59%, 1/18/36
(b)
370,292
300,000 Morgan Stanley Bank NA, 4.10%, 5/08/28 302,036
788,000 Morgan Stanley Bank NA, 4.15%, 5/07/29 795,682
265,000 Morgan Stanley Private Bank NA, 4.10%, 5/08/28 266,799
695,000 Morgan Stanley Private Bank NA, 4.15%, 5/07/29 701,775
180,000 PNC Financial Services Group Inc. (The), 6.88%, 10/20/34 (SOFRRATE +
2bps)
(b)
202,176
925,000 Royal Bank of Canada, 4.65%, 10/18/30 (SOFRINDEX + 108bps)
(b)
933,351
353,000 Toronto-Dominion Bank (The), 4.86%, 1/31/28 359,037
244,000 Toronto-Dominion Bank (The), 4.78%, 12/17/29 249,439
369,000 U.S. Bancorp, Series CC, 5.68%, 1/23/35 (SOFRRATE + 186bps)
(b)
384,705
462,000 Wells Fargo & Co., 5.24%, 1/24/31 (SOFRRATE + 111bps)
(b)
477,385
1,415,000 Wells Fargo Bank NA, 4.25%, 3/11/27 1,422,785
11,799,562
INSTITUTIONAL FINANCIAL SERVICES — 2.6%
993,000 Bank of New York Mellon Corp. (The), 5.06%, 7/22/32
(b)
1,023,255
1,000,000 Goldman Sachs Bank USA, 4.30%, 3/11/27 1,005,825
381,000 Goldman Sachs Bank USA, 5.41%, 5/21/27 (SOFRRATE + 75bps)
(b)
383,841
1,340,000 Goldman Sachs Group, Inc. (The), 1.43%, 3/09/27
(b)
1,319,324
984,000 Goldman Sachs Group, Inc. (The), 1.99%, 1/27/32
(b)
864,536
4,596,781
SPECIALTY FINANCE — 0.5%
422,000 American Express Co., 5.28%, 7/26/35 (SOFRRATE + 142bps)
(b)
431,105
314,000 Capital One Financial Corp., 1.88%, 11/02/27
(b)
305,184
195,000 Capital One Financial Corp., 6.31%, 6/08/29
(b)
204,708
940,997
HEALTH CARE — 0.8%
BIOTECH & PHARMA — 0.2%
420,000 Eli Lilly & Co., 5.00%, 2/09/54 385,232
HEALTH CARE FACILITIES & SERVICES — 0.6%
226,000 Cigna Group (The), 2.38%, 3/15/31 202,724
263,000 UnitedHealth Group, Inc., 2.30%, 5/15/31 234,975
393,000 UnitedHealth Group, Inc., 5.15%, 7/15/34 399,444
122,000 UnitedHealth Group, Inc., 5.38%, 4/15/54 112,722
949,865

North Square McKee Bond Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
See accompanying Notes to Financial Statements.
P ri nc i p al
Amo u nt ($) F air V alu e
CORPORATE BONDS — 28.2% (Continued)
INDUSTRIALS — 3.0%
AEROSPACE & DEFENSE — 0.7%
324,000 Boeing Co. (The), 5.15%, 5/01/30 $ 332,454
351,000 Lockheed Martin Corp., 5.00%, 8/15/35 353,368
446,000 Lockheed Martin Corp., 4.70%, 5/15/46 398,451
197,000 Northrop Grumman Corp., 3.25%, 1/15/28 193,517
1,277,790
DIVERSIFIED INDUSTRIALS — 0.5%
888,000 Honeywell International, Inc., 4.75%, 2/01/32 902,110
ELECTRICAL EQUIPMENT — 0.2%
299,000 Johnson Controls International PLC, 5.50%, 4/19/29 311,839
MACHINERY — 0.6%
526,000 Caterpillar, Inc., 5.20%, 5/15/35 539,227
478,000 Deere & Co., 5.10%, 4/11/34 490,252
1,029,479
TRANSPORTATION & LOGISTICS — 1.0%
472,892 BNSF Railway Co. 2015-1 Pass Through Trust, 3.44%, 6/16/28
(a)
460,530
1,097,000 Burlington Northern Santa Fe LLC, 4.55%, 9/01/44 968,272
4,000 Canadian Pacific Railway Co., 2.05%, 3/05/30 3,642
268,145 FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.88%, 2/20/34 234,706
10,099 Union Pacific Railroad Co. 2005 Pass Through Trust, 5.08%, 1/02/29 10,187
155,401 Union Pacific Railroad Co. 2014-1 Pass Through Trust, 3.23%, 5/14/26 154,287
1,831,624
REAL ESTATE — 0.3%
REAL ESTATE INVESTMENT TRUSTS — 0.3%
449,000 American Tower Corp., 3.80%, 8/15/29 440,159
TECHNOLOGY — 2.1%
SEMICONDUCTORS — 0.8%
303,000 Broadcom, Inc., 4.35%, 2/15/30 303,940
861,000 Broadcom, Inc., 4.90%, 7/15/32 871,914
147,000 Intel Corp., 5.70%, 2/10/53 135,272
1,311,126
SOFTWARE — 0.5%
334,000 Oracle Corp., 4.80%, 8/03/28 340,475
723,000 Oracle Corp., 3.60%, 4/01/40 573,571
914,046
TECHNOLOGY HARDWARE — 0.4%
632,000 Apple, Inc., 2.95%, 9/11/49 419,968
413,000 Cisco Systems, Inc., 4.95%, 2/26/31 427,685
847,653

North Square McKee Bond Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
See accompanying Notes to Financial Statements.
P ri nc i p al
Amo u nt ($) F air V alu e
CORPORATE BONDS — 28.2% (Continued)
TECHNOLOGY — 2.1% (continued)
TECHNOLOGY SERVICES — 0.4%
600,000 International Business Machines Corp., 4.15%, 5/15/39 $ 529,311
250,000 International Business Machines Corp., 1.70%, 10/01/52 240,685
769,996
UTILITIES — 3.4%
ELECTRIC UTILITIES — 3.4%
494,000 Alabama Power Co., 3.45%, 10/01/49 349,941
129,000 Berkshire Hathaway Energy Co., 3.70%, 7/15/30 126,411
103,000 Consolidated Edison Company of New York, Inc., 5.70%, 5/15/54 101,960
490,000 Dominion Energy, Inc., 5.45%, 3/15/35 496,656
1,695,000 Duke Energy Carolinas LLC, 5.30%, 2/15/40 1,699,623
342,000 Entergy Corp., 1.90%, 6/15/28 322,107
313,000 Florida Power & Light Co., 5.30%, 6/15/34 323,846
472,000 Florida Power & Light Co., 5.30%, 4/01/53 450,488
1,455,000 MidAmerican Energy Co., 4.25%, 7/15/49 1,178,674
136,000 NextEra Energy Capital Holdings, Inc., 2.25%, 6/01/30 124,038
193,000 Pacific Gas and Electric Co., 4.55%, 7/01/30 191,241
862,000 Virginia Electric and Power Co., 5.45%, 4/01/53 818,523
6,183,508
TOTAL CORPORATE BONDS (Cost $50,277,650) 50,671,307
MORTGAGE-BACKED SECURITIES — 45.3%
14,150 Ellington Financial Mortgage Trust 2020-01 A1 , 2.01%, 5/25/65
(a)(b)
14,083
260,415 Fannie Mae Pool , 4.00%, 5/15/27 246,068
15,649 Fannie Mae Pool , 5.00%, 11/01/29 15,843
18,747 Fannie Mae Pool , 1.50%, 10/01/36 16,862
16,583 Fannie Mae Pool , 2.50%, 4/01/37 15,464
86,051 Fannie Mae Pool , 3.50%, 10/13/37 79,614
70,922 Fannie Mae Pool , 3.50%, 12/01/37 69,168
6,184 Fannie Mae Pool , 4.00%, 3/01/39 6,037
253,941 Fannie Mae Pool , 3.00%, 1/01/40 237,249
43,249 Fannie Mae Pool , 4.50%, 7/01/40 42,743
2,771 Fannie Mae Pool , 4.00%, 9/01/40 2,702
56,147 Fannie Mae Pool , 4.00%, 9/01/40 54,861
168,332 Fannie Mae Pool , 2.50%, 10/01/40 151,452
235,589 Fannie Mae Pool , 3.00%, 10/01/40 220,393
216,776 Fannie Mae Pool , 2.00%, 11/01/40 189,045
152,751 Fannie Mae Pool , 2.00%, 1/01/41 132,318
4,288 Fannie Mae Pool , 4.00%, 1/01/41 4,180
20,696 Fannie Mae Pool , 4.00%, 1/01/41 20,171
301,369 Fannie Mae Pool , 1.50%, 3/01/41 251,062
186,077 Fannie Mae Pool , 2.50%, 3/01/41 167,084
17,140 Fannie Mae Pool , 2.00%, 7/01/41 14,738

North Square McKee Bond Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
See accompanying Notes to Financial Statements.
P ri nc i p al
Amo u nt ($) F air V alu e
MORTGAGE-BACKED SECURITIES — 45.3% (Continued)
385,964 Fannie Mae Pool , 2.50%, 9/01/41 $ 343,151
435,556 Fannie Mae Pool , 2.50%, 10/01/41 387,243
5,300 Fannie Mae Pool , 4.00%, 10/01/41 5,152
241,510 Fannie Mae Pool , 2.50%, 11/01/41 214,418
931,824 Fannie Mae Pool , 2.00%, 8/01/42 801,210
278,239 Fannie Mae Pool , 3.50%, 9/01/42 263,489
156,841 Fannie Mae Pool , 3.50%, 1/01/44 147,290
7,453 Fannie Mae Pool , 4.00%, 3/01/45 7,176
26,331 Fannie Mae Pool , 3.50%, 12/01/45 24,497
77,076 Fannie Mae Pool , 3.00%, 4/01/46 69,029
150,311 Fannie Mae Pool , 2.50%, 5/01/46 127,202
72,248 Fannie Mae Pool , 3.50%, 6/01/46 67,028
2,446 Fannie Mae Pool , 4.00%, 7/01/46 2,331
59,701 Fannie Mae Pool , 3.00%, 10/01/46 53,306
49,912 Fannie Mae Pool , 4.00%, 10/01/46 48,617
61,792 Fannie Mae Pool , 3.00%, 11/01/46 56,479
18,431 Fannie Mae Pool , 3.00%, 11/01/46 16,469
179,400 Fannie Mae Pool , 5.00%, 11/01/46 182,528
145,066 Fannie Mae Pool , 3.00%, 2/01/47 129,584
2,782 Fannie Mae Pool , 4.50%, 3/01/47 2,730
841,699 Fannie Mae Pool , 4.50%, 4/01/47 839,291
5,376 Fannie Mae Pool , 3.50%, 5/01/47 5,018
3,713 Fannie Mae Pool , 3.50%, 5/01/47 3,435
242,401 Fannie Mae Pool , 2.50%, 12/01/47 207,746
38,888 Fannie Mae Pool , 3.50%, 3/01/48 35,755
159,200 Fannie Mae Pool , 2.50%, 4/01/48 136,334
86,690 Fannie Mae Pool , 3.00%, 4/01/48 77,374
222,606 Fannie Mae Pool , 3.50%, 8/01/48 203,750
6,298 Fannie Mae Pool , 4.50%, 11/01/48 6,164
105,454 Fannie Mae Pool , 3.00%, 12/01/48 94,177
13,874 Fannie Mae Pool , 3.50%, 2/01/49 12,704
18,151 Fannie Mae Pool , 3.50%, 6/01/49 16,806
18,113 Fannie Mae Pool , 2.50%, 7/01/49 15,527
297,938 Fannie Mae Pool , 3.50%, 7/01/49 272,549
392,916 Fannie Mae Pool , 3.50%, 9/01/49 351,735
72,278 Fannie Mae Pool , 3.00%, 12/01/49 63,729
17,182 Fannie Mae Pool , 3.00%, 2/01/50 15,252
16,936 Fannie Mae Pool , 3.00%, 2/01/50 15,148
233,746 Fannie Mae Pool , 2.50%, 5/01/50 191,618
1,103,219 Fannie Mae Pool , 2.50%, 6/01/50 935,195
37,855 Fannie Mae Pool , 2.50%, 6/01/50 31,997
18,143 Fannie Mae Pool , 3.00%, 6/01/50 15,918
205,006 Fannie Mae Pool , 5.00%, 6/01/50 205,948
117,966 Fannie Mae Pool , 2.50%, 10/01/50 99,952
16,885 Fannie Mae Pool , 2.00%, 1/01/51 13,605

North Square McKee Bond Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
See accompanying Notes to Financial Statements.
P ri nc i p al
Amo u nt ($) F air V alu e
MORTGAGE-BACKED SECURITIES — 45.3% (Continued)
353,474 Fannie Mae Pool , 2.50%, 2/01/51 $ 296,662
313,521 Fannie Mae Pool , 2.50%, 2/01/51 266,184
260,600 Fannie Mae Pool , 2.00%, 3/01/51 211,072
20,804 Fannie Mae Pool , 2.50%, 3/01/51 17,440
24,491 Fannie Mae Pool , 2.00%, 5/01/51 19,619
23,452 Fannie Mae Pool , 2.50%, 5/01/51 19,785
339,471 Fannie Mae Pool , 2.50%, 6/01/51 287,005
629,340 Fannie Mae Pool , 2.50%, 6/01/51 531,581
1,115,180 Fannie Mae Pool , 2.50%, 7/01/51 939,322
654,903 Fannie Mae Pool , 2.50%, 8/01/51 551,452
235,245 Fannie Mae Pool , 2.50%, 10/01/51 196,194
25,385 Fannie Mae Pool , 2.50%, 10/01/51 21,195
26,927 Fannie Mae Pool , 3.00%, 11/01/51 23,637
24,632 Fannie Mae Pool , 3.00%, 12/01/51 21,428
235,280 Fannie Mae Pool , 2.00%, 1/01/52 189,611
236,782 Fannie Mae Pool , 3.00%, 1/01/52 206,019
279,551 Fannie Mae Pool , 3.50%, 1/01/52 254,092
567,118 Fannie Mae Pool , 4.00%, 1/01/52 536,668
424,497 Fannie Mae Pool , 2.00%, 2/01/52 345,099
515,003 Fannie Mae Pool , 2.00%, 2/01/52 414,870
342,918 Fannie Mae Pool , 3.00%, 2/01/52 300,071
310,102 Fannie Mae Pool , 3.50%, 2/01/52 280,421
38,257 Fannie Mae Pool , 2.00%, 3/01/52 30,920
22,582 Fannie Mae Pool , 5.00%, 9/01/52 22,382
399,627 Fannie Mae Pool , 5.00%, 11/01/52 396,939
255,278 Fannie Mae Pool , 6.50%, 1/01/53 267,690
734,015 Fannie Mae Pool , 4.50%, 4/01/53 707,853
528,319 Fannie Mae Pool , 4.00%, 7/01/53 495,491
352,410 Fannie Mae Pool , 6.00%, 9/01/53 365,046
475,079 Fannie Mae Pool , 5.50%, 3/01/54 482,187
26,099 Fannie Mae Pool , 5.50%, 8/01/54 26,457
363,461 Fannie Mae Pool , 4.50%, 11/01/54 353,210
1,368,253 Fannie Mae Pool , 6.00%, 3/01/55 1,405,512
55,189 Fannie Mae Pool , 4.50%, 4/01/56 53,655
140,760 Fannie Mae Pool , 4.00%, 7/01/56 131,864
284,755 Fannie Mae Pool , 4.50%, 8/01/56 276,837
457,365 Fannie Mae Pool , 5.50%, 9/01/56 472,015
5,772 Fannie Mae REMICS , 1.25%, 1/25/28 5,607
1,695 Fannie Mae REMICS , 5.50%, 1/25/32 1,700
63,249 Fannie Mae REMICS , 4.00%, 4/25/33 63,053
2,274 Fannie Mae REMICS , 5.00%, 8/25/35 2,322
228,000 Fannie Mae REMICS , 3.50%, 10/25/37 223,307
27,540 Fannie Mae REMICS , 2.00%, 12/25/41 25,785
92,183 Fannie Mae REMICS , 3.50%, 2/25/43 88,238
238,451 Fannie Mae REMICS , 3.00%, 6/25/43 234,753

North Square McKee Bond Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
See accompanying Notes to Financial Statements.
P ri nc i p al
Amo u nt ($) F air V alu e
MORTGAGE-BACKED SECURITIES — 45.3% (Continued)
416,972 Fannie Mae REMICS , 5.50%, 6/25/44 $ 422,067
85,274 Fannie Mae REMICS , 2.00%, 10/25/44 78,250
919,464 Fannie Mae REMICS , 6.00%, 10/25/44 961,718
42,784 Fannie Mae REMICS , 3.00%, 4/25/45 40,977
62,678 Fannie Mae REMICS , 3.50%, 9/25/48 60,599
37,578 Fannie Mae REMICS , 5.50%, 1/25/49 38,559
4,844 Fannie Mae REMICS , 3.00%, 2/25/49 4,506
51,955 Fannie Mae REMICS , 3.00%, 7/25/49 47,512
150,561 Fannie Mae REMICS , 2.00%, 3/25/50 126,666
508,502 Fannie Mae REMICS , 2.00%, 7/25/50 429,601
9,156 Fannie Mae REMICS , 1.00%, 2/25/51 7,003
436,438 Fannie Mae REMICS , 5.00%, 7/25/51 441,472
326,443 Fannie Mae REMICS , 5.00%, 1/25/53 325,802
124,909 Fannie Mae REMICS , 3.50%, 6/25/53 118,487
299,133 Fannie Mae REMICS 2024-11 , 5.00%, 2/25/51 298,713
9,259 Fannie Mae Trust, Series 2003-W8, Class 3F2 , 4.81%, 5/25/42 (SOFR NYF 30D
+ 46bps)
(b)
9,237
810,000 Federal Farm Credit Banks Funding Corp. , 4.70%, 3/05/29 812,052
833,000 Federal Farm Credit Banks Funding Corp. , 4.97%, 1/15/30 834,479
2,832,000 Federal Farm Credit Banks Funding Corp. , 5.11%, 7/15/32 2,835,765
623,000 Federal Farm Credit Banks Funding Corp. , 5.34%, 1/28/33 623,339
852,000 Federal Farm Credit Banks Funding Corp. , 4.94%, 3/03/33 857,207
1,906,000 Federal Farm Credit Banks Funding Corp. , 5.09%, 3/11/33 1,902,755
1,658,000 Federal Farm Credit Banks Funding Corp. , 5.11%, 3/25/33 1,652,543
500,000 Federal Farm Credit Banks Funding Corp. , 4.72%, 4/14/33 497,306
1,376,000 Federal Farm Credit Banks Funding Corp. , 5.27%, 6/23/33 1,380,256
309,000 Federal Farm Credit Banks Funding Corp. , 5.25%, 3/03/34 309,292
550,000 Federal Farm Credit Banks Funding Corp. , 1.95%, 5/14/35 433,327
935,000 Federal Farm Credit Banks Funding Corp. , 1.74%, 2/01/36 700,539
452,000 Federal Farm Credit Banks Funding Corp. , 2.37%, 3/18/41 318,084
292,000 Federal Farm Credit Banks Funding Corp. , 2.50%, 7/29/41 207,744
850,000 Federal Home Loan Banks , 4.84%, 3/06/30 851,720
1,750,000 Federal Home Loan Banks , 4.54%, 4/17/30 1,750,233
805,000 Federal Home Loan Banks , 5.19%, 2/25/32 807,804
450,000 Federal Home Loan Banks , 5.35%, 6/12/34 452,346
1,760,000 Federal Home Loan Banks , 5.38%, 4/09/35 1,764,946
910,000 Federal Home Loan Banks , 5.75%, 12/27/35 910,040
625,000 Federal Home Loan Banks , 1.90%, 2/25/36 475,665
1,440,000 Federal Home Loan Banks , 2.00%, 2/26/36 1,107,711
470,000 Federal Home Loan Banks , 2.15%, 2/25/41 320,197
1,204,000 Federal Home Loan Mortgage Corp. , 1.72%, 9/22/36 888,147
449,000 Federal Home Loan Mortgage Corp. , 2.00%, 10/29/40 301,955
2,450,000 Federal National Mortgage Association , 1.60%, 8/24/35 1,848,210
2,534,000 Federal National Mortgage Association , 1.63%, 9/14/35 1,934,843
17,107 Freddie Mac Gold Pool , 4.00%, 1/01/41 16,695

North Square McKee Bond Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
See accompanying Notes to Financial Statements.
P ri nc i p al
Amo u nt ($) F air V alu e
MORTGAGE-BACKED SECURITIES — 45.3% (Continued)
31,717 Freddie Mac Gold Pool , 3.00%, 11/01/42 $ 29,043
66,145 Freddie Mac Gold Pool , 3.50%, 12/01/42 62,395
5,225 Freddie Mac Gold Pool , 3.00%, 11/01/46 4,671
204,507 Freddie Mac Gold Pool , 3.00%, 12/01/46 182,993
1,075,874 Freddie Mac Gold Pool , 3.00%, 12/01/46 962,269
113,059 Freddie Mac Gold Pool , 3.00%, 1/01/47 101,106
461,556 Freddie Mac Pool , 2.50%, 3/15/28 390,427
236,736 Freddie Mac Pool , 3.50%, 6/15/29 215,807
237,547 Freddie Mac Pool , 3.00%, 7/01/38 225,093
331,795 Freddie Mac Pool , 3.00%, 9/01/39 312,005
134,994 Freddie Mac Pool , 2.50%, 4/01/42 119,104
3,517 Freddie Mac Pool , 3.50%, 8/01/49 3,217
21,280 Freddie Mac Pool , 3.00%, 2/01/50 19,424
7,145 Freddie Mac Pool , 2.50%, 5/01/50 5,857
117,956 Freddie Mac Pool , 2.00%, 8/01/50 95,419
212,772 Freddie Mac Pool , 2.50%, 11/01/50 178,523
180,544 Freddie Mac Pool , 2.50%, 12/01/50 152,631
282,763 Freddie Mac Pool , 2.00%, 2/01/51 226,689
606,397 Freddie Mac Pool , 2.50%, 3/01/51 512,692
32,115 Freddie Mac Pool , 2.50%, 5/01/51 27,297
23,307 Freddie Mac Pool , 2.50%, 6/01/51 19,520
40,620 Freddie Mac Pool , 3.50%, 7/01/51 37,131
408,816 Freddie Mac Pool , 2.50%, 9/01/51 346,373
876,935 Freddie Mac Pool , 3.50%, 9/01/51 811,227
371,032 Freddie Mac Pool , 2.00%, 11/01/51 296,908
424,284 Freddie Mac Pool , 3.00%, 12/01/51 371,130
199,069 Freddie Mac Pool , 2.50%, 2/01/52 166,908
663,139 Freddie Mac Pool , 3.00%, 8/01/52 581,491
459,823 Freddie Mac Pool , 5.00%, 12/01/52 464,168
501,851 Freddie Mac Pool , 6.00%, 2/01/53 519,156
318,511 Freddie Mac Pool , 6.00%, 5/01/53 326,816
246,602 Freddie Mac Pool , 5.50%, 6/01/53 249,668
378,987 Freddie Mac Pool , 5.00%, 7/01/53 379,625
18,693 Freddie Mac Pool , 6.00%, 8/01/53 19,272
391,814 Freddie Mac Pool , 5.50%, 9/01/53 399,412
19,059 Freddie Mac Pool , 6.50%, 11/01/53 19,934
12,947 Freddie Mac Pool , 5.00%, 4/01/54 12,812
193,689 Freddie Mac Pool , 5.50%, 11/01/54 195,994
17,540 Freddie Mac REMICS , 3.50%, 8/15/27 17,471
23,007 Freddie Mac REMICS , 3.00%, 8/15/40 22,876
9,524 Freddie Mac REMICS , 2.00%, 12/15/41 9,045
17,631 Freddie Mac REMICS , 2.00%, 6/25/42 16,784
27,287 Freddie Mac REMICS , 3.00%, 5/15/43 26,765
5,046 Freddie Mac REMICS , 3.00%, 11/15/43 5,006
91,630 Freddie Mac REMICS , 2.00%, 3/25/44 87,084

North Square McKee Bond Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
See accompanying Notes to Financial Statements.
P ri nc i p al
Amo u nt ($) F air V alu e
MORTGAGE-BACKED SECURITIES — 45.3% (Continued)
118,695 Freddie Mac REMICS , 3.00%, 8/15/44 $ 115,418
234,796 Freddie Mac REMICS , 2.00%, 5/25/46 211,089
234,077 Freddie Mac REMICS , 3.00%, 6/25/48 218,407
558,834 Freddie Mac REMICS , 2.50%, 10/25/48 513,163
731,538 Freddie Mac REMICS , 1.50%, 2/25/49 593,823
101,472 Freddie Mac REMICS , 1.00%, 4/25/49 83,818
1,301,499 Freddie Mac REMICS , 5.50%, 9/25/49 1,321,777
45,963 Freddie Mac REMICS , 1.00%, 1/25/50 34,595
342,116 Freddie Mac REMICS , 1.00%, 9/25/50 267,951
17,511 Freddie Mac REMICS , 0.75%, 12/25/50 13,359
39,482 Freddie Mac REMICS , 2.00%, 1/25/51 32,547
508,168 Freddie Mac REMICS , 5.50%, 11/25/51 515,959
132,272 Freddie Mac REMICS , 3.25%, 4/15/53 129,102
24,905 Freddie Mac REMICS , 3.00%, 1/15/55 24,156
64,686 Freddie Mac Seasoned Credit Risk Transfer Trust , Series 2021-2, 2.00%,
11/25/60 56,620
72,758 Freddie Mac Structured Pass-Through Certificates , 5.37%, 7/25/44 (12MTA +
140bps)
(b)
70,474
11,558 Freddie Mac Structured Pass-Through Certificates , 5.17%, 10/25/44 (12MTA +
120bps)
(b)
10,610
242,012 Ginnie Mae I Pool , 3.00%, 8/15/45 217,109
18,175 Ginnie Mae II Pool , 3.50%, 4/20/27 18,058
6,667 Ginnie Mae II Pool , 3.50%, 7/20/27 6,609
391,745 Ginnie Mae II Pool , 3.50%, 12/20/34 380,703
1,900 Ginnie Mae II Pool , 5.00%, 6/20/48 1,921
42,482 Ginnie Mae II Pool , 5.00%, 7/20/48 42,888
359,779 Ginnie Mae II Pool , 3.50%, 1/20/50 330,239
223,645 Ginnie Mae II Pool , 2.50%, 12/20/50 188,973
1,088,035 Ginnie Mae II Pool , 2.00%, 2/20/51 865,583
2,542,617 Ginnie Mae II Pool , 2.00%, 3/20/51 2,051,297
769,907 Ginnie Mae II Pool , 2.00%, 4/20/51 612,494
1,359,188 Ginnie Mae II Pool , 2.50%, 6/20/51 1,133,772
424,127 Ginnie Mae II Pool , 2.50%, 9/20/51 358,119
723,061 Ginnie Mae II Pool , 3.00%, 3/20/52 630,872
960,870 Ginnie Mae II Pool , 3.50%, 3/20/52 878,110
371,424 Ginnie Mae II Pool , 4.00%, 7/20/52 342,473
328,086 Ginnie Mae II Pool , 3.50%, 6/20/53 300,837
305,551 Ginnie Mae II Pool , 5.50%, 9/01/53
(b)
310,064
455,708 Ginnie Mae II Pool , 6.00%, 9/20/53 468,570
804,699 Ginnie Mae II Pool , 3.00%, 12/20/53 695,839
371,254 Government National Mortgage Association , 5.50%, 11/20/33 380,853
3,597 Government National Mortgage Association , 5.50%, 8/20/35 3,707
887 Government National Mortgage Association , 4.00%, 5/20/39 873
109,861 Government National Mortgage Association , 6.00%, 3/20/42 110,692
62,994 Government National Mortgage Association , 2.75%, 6/20/42 61,275

North Square McKee Bond Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
See accompanying Notes to Financial Statements.
P ri nc i p al
Amo u nt ($) F air V alu e
MORTGAGE-BACKED SECURITIES — 45.3% (Continued)
4,262 Government National Mortgage Association , 2.25%, 9/16/44 $ 4,163
20,061 Government National Mortgage Association , 6.00%, 11/20/44 20,412
507,053 Government National Mortgage Association , 2.00%, 3/20/45 466,431
4,624 Government National Mortgage Association , 2.50%, 10/20/45 4,564
136,982 Government National Mortgage Association , 2.50%, 9/20/46 132,146
15,258 Government National Mortgage Association , 5.00%, 8/20/47 15,301
304,940 Government National Mortgage Association , 2.00%, 3/20/50 258,559
111,534 Government National Mortgage Association , 1.00%, 8/20/50 85,764
133,489 Government National Mortgage Association , 1.25%, 5/20/51 104,502
1,415,352 Government National Mortgage Association , 1.75%, 9/20/51 1,234,963
26,515 Government National Mortgage Association , 3.50%, 1/20/52 25,803
14,113 Government National Mortgage Association , 5.00%, 7/20/53 14,267
833,754 Government National Mortgage Association 2022-189 PT , 2.50%, 10/20/51 698,810
291,777 Government National Mortgage Association 2024-020 , 5.50%, 2/20/54 297,678
441,667 Government National Mortgage Association 2024-65 NB , 5.50%, 2/20/48 444,109
540,000 Government National Mortgage Association 2024-8 JL , 5.00%, 1/20/54 538,400
413,000 Morgan Stanley Capital I Trust 2016-UBS12 , 3.60%, 12/17/49 405,012
337,000 Morgan Stanley Capital I Trust 2016-UBS9 , 3.59%, 3/17/49 334,607
925,000 PSMC 2020-3 Trust , 3.00%, 11/25/50
(a)(b)
765,117
334,000 UBS Commercial Mortgage Trust , 2.92%, 10/18/52 314,632
64,118 Wells Fargo Commercial Mortgage Trust , Series 2021-SAVE, 5.73%, 2/15/40
(1MO SOFR + 136bps)
(a)(b)
64,142
160,000 Wells Fargo Commercial Mortgage Trust , Series 2016-C35, 2.93%, 7/17/48 157,559
351,000 Wells Fargo Commercial Mortgage Trust , Series 2017-RB1, 3.64%, 3/15/50 340,797
TOTAL MORTGAGE-BACKED SECURITIES (Cost $83,188,838) 81,597,186
NON U.S. GOVERNMENT & AGENCIES — 1.3%
SUPRANATIONAL — 0.9%
730,000 International Bank for Reconstruction & Development, 4.63%, 7/18/28 730,277
900,000 International Bank for Reconstruction & Development, 4.70%, 11/8/34 900,193
1,630,470
SOVEREIGN — 0.4%
766,000 Mexico Government International Bond, 7.38%, 5/13/55 805,449
TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $2,390,392) 2,435,919
U.S. GOVERNMENT & AGENCIES — 19.9%
GOVERNMENT SPONSORED — 0.5%
1,077,000
Resolution Funding Corp. Principal "Strips", 0.00% , 1/15/30 909,411
U.S. TREASURY BONDS — 10.0%
3,405,000
United States Treasury Bond, 2.75% , 11/15/42 2,574,632
3,295,000
United States Treasury Bond, 4.00% , 11/15/52 2,828,680
1,350,000
United States Treasury Bond, 4.63% , 2/15/55 1,287,141
1,926,000
United States Treasury Note, 3.75% , 12/31/28 1,934,991
3,510,000
United States Treasury Note/Bond, 4.75% , 2/15/45 3,458,995

North Square McKee Bond Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
See accompanying Notes to Financial Statements.
P ri nc i p al
Amo u nt ($) F air V alu e
U.S. GOVERNMENT & AGENCIES — 19.9% (Continued)
4,851,000
United States Treasury Note/Bond, 3.13% , 5/15/48 $ 3,633,702
2,536,000
United States Treasury Note/Bond, 4.50% , 11/15/54 2,367,891
18,086,032
U.S. TREASURY NOTES — 9.4%
627,000
United States Treasury Note, 4.25% , 5/15/35 629,008
2,065,000
United States Treasury Note, 4.25% , 8/15/35 2,069,356
2,051,000
United States Treasury Note/Bond, 3.88% , 7/31/27 2,059,653
2,753,000
United States Treasury Note/Bond, 3.88% , 7/15/28 2,774,615
4,626,000
United States Treasury Note/Bond, 3.88% , 7/31/30 4,663,948
3,167,000
United States Treasury Note/Bond, 4.00% , 7/31/32 3,181,845
978,000
United States Treasury Note/Bond, 4.75% , 5/15/55 951,716
460,000
United States Treasury Note/Bond, 4.75% , 8/15/55 447,997
16,778,138
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $35,983,672) 35,773,581
Sh ar e s
SHORT-TERM INVESTMENTS — 1.4%
2,469,162 First American Treasury Obligations Fund, Class X, 4.20%
(c)
2,469,162
TOTAL SHORT-TERM INVESTMENTS (Cost $2,469,162) 2,469,162
TOTAL INVESTMENTS — 99.2% (Cost $179,864,854) $ 178,525,414
Other Assets in Excess of Liabilities — 0.8% 1,404,978
NET ASSETS — 100.00% $ 179,930,392
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
As of August 31, 2025 the total market value of 144A securities is $4,343,477 or 2.4% of net assets.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c) Rate disclosed is the seven day effective yield as of August 31, 2025.
REMIC Real Estate Mortgage Investment Conduit

North Square Strategic Income Fund
Schedule of Investments
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 5.0%
MATERIALS — 5.0%
METALS & MINING — 5.0%
35,434 Agnico Eagle Mines Ltd. $ 5,108,520
154,890 Alamos Gold, Inc., Class A 4,716,400
259,233 Kinross Gold Corp. 5,417,970
906,740 New Gold, Inc.
(a)
5,349,766
423,384 Orla Mining Ltd.
(a)
4,682,627
310,251 Wesdome Gold Mines, Ltd.
(a)
4,120,133
29,395,416
TOTAL  MATERIALS 29,395,416
TOTAL COMMON STOCKS (Cost $21,451,187) 29,395,416
PREFERRED STOCKS — 0.3%
FINANCIALS — 0.3%
BANKING — 0.3%
75,000 Citizens Financial Group, Inc., –%
(a)
1,891,500
TOTAL FINANCIALS (Cost $1,899,000) 1,891,500
TOTAL PREFERRED STOCKS (Cost $1,899,000) 1,891,500
EXCHANGE-TRADED FUNDS — 0.9%
200,800 North Square RCIM Tax-Advantaged Preferred & Income Securities ETF
(b)
5,114,718
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,066,512) 5,114,718
P ri nc i p al
Amo u nt ($)
ASSET BACKED SECURITIES — 14.4%
784,029 Aegis Asset Backed Securities Trust 2005-2, 5.16%, 6/25/35 (TSFR1M +
83bps)
(c)
752,757
78,275 Ameriquest Mortgage Securities, Inc., 2004-R2, 5.08%, 4/25/34 (TSFR1M +
76bps)
(c)
78,145
5,720,000 Applebee's Funding LLC / IHOP Funding LLC 2025-1A A2, 6.72%, 6/07/55
(d)
5,795,430
3,880,708 BXP Trust 2017-CQHP, 5.26%, 11/15/34 (TSFR1M + 90bps)
(c)(d)
3,754,699
2,261,699 Citigroup Commercial Mortgage Trust 2014-GC23, 4.59%, 7/10/47
(c)(d)
2,162,608
26,130,000 Citigroup Commercial Mortgage Trust 2015-101A, 1.10%, 1/14/43
(c)(d)
2,035,187
72,000,000 Citigroup Commercial Mortgage Trust 2020-555, 0.74%, 12/10/29
(c)(d)
2,100,031
3,640,895 COMM 2010-C1 Mortgage Trust, 5.79%, 7/10/46
(c)(d)
3,599,196
3,011,391 COMM 2013-CCE11 Mortgage Trust, 4.46%, 8/10/50
(c)(d)
2,860,339
350,000 COMM 2013-CCRE7 Mortgage Trust, 4.24%, 3/10/46
(c)(d)
326,987
1,770,145 COMM 2015-CCRE23 Mortgage Trust, 4.22%, 5/10/48
(c)
1,721,602
5,037,000 CyrusOne Data Centers Issuer I 2024-2 A2, 4.50%, 5/20/29
(d)
4,965,520
516,812 FBR Securitization Trust 2005-5 M2, 5.14%, 11/26/35 (TSFR1M + 82bps)
(c)
513,441

North Square Strategic Income Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
P ri nc i p al
Amo u nt ($) F air V alu e
ASSET BACKED SECURITIES — 14.4% (Continued)
3,000,000 GS Mortgage Securities Trust 2015-GC32 E, 4.50%, 7/10/48
(c)(d)
$ 2,897,842
3,570,000 HI-FI Music IP Issuer LP 2022-1 A2, 3.94%, 2/01/62
(d)
3,512,573
4,571,377 HomeBanc Mortgage Trust 2005-3 M4, 5.44%, 7/25/35
(c)
4,598,670
113,992 HSI Asset Securitization Corporation Trust 2006-OPT3, 4.98%, 2/25/36
(TSFR1M + 65bps)
(c)
112,969
825,132 Impac CMB Trust Series 2005-4, 4.87%, 5/25/35 (TSFR1M + 54bps)
(c)
789,478
4,342,206 JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN,
3.91%, 5/05/30
(d)
4,169,430
3,648,000 JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10, 4.10%,
12/15/47
(c)
3,425,928
2,970,000 JPMorgan Chase Commercial Mortgage Securities Trust 2019-MFP, 6.57%,
7/15/36 (TSFR1M + 221bps)
(c)(d)
2,327,135
61,043 JPMorgan Mortgage Acquisition Trust 2006-CH1, 4.92%, 7/25/36 (TSFR1M
+ 59bps)
(c)
61,001
273,742 JPMorgan Mortgage Acquisition Trust 2007-CH3, 4.70%, 3/25/37 (TSFR1M
+ 37bps)
(c)
271,128
3,580,000 Kapitus Asset Securitization IV LLC 2024-1, 5.49%, 9/10/31
(d)
3,603,456
653,941 Long Beach Mortgage Loan Trust 2005-1, 5.71%, 2/25/35 (TSFR1M +
139bps)
(c)
641,885
5,000,000 Lyra Music Assets Delaware LP 2025-1 A2, 5.60%, 9/20/65
(d)
5,069,935
3,024,487 Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5, 4.65%,
8/15/45
(c)(d)
2,968,382
2,072,014 Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 C, 4.04%,
2/15/46
(c)
1,971,194
2,211,937 Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, 3.50%,
8/15/47
(d)
2,156,283
491,178 Morgan Stanley Capital I Trust 2011-C2, 5.21%, 6/15/44
(c)(d)
487,761
2,500,000 Morgan Stanley Capital I Trust 2011-C2, 5.21%, 6/15/44
(c)(d)
2,385,106
2,800,000 Morgan Stanley Capital I Trust 2014-150E, 3.91%, 9/09/32
(d)
2,547,795
261,164 Renaissance Home Equity Loan Trust 2005-3, 5.14%, 11/25/35 261,112
251,000,000 RIDE 2025-SHRE XCP, 0.28%, 2/14/47
(c)(d)
2,671,343
2,475,254 Wells Fargo Commercial Mortgage Trust 2014-LC18 C, 4.19%, 12/15/47
(c)
2,409,090
4,448,000 Wells Fargo Commercial Mortgage Trust 2017-SMP, 5.26%, 12/15/34
(c)(d)
4,142,192
TOTAL ASSET BACKED SECURITIES (Cost $84,020,487) 84,147,630
CORPORATE BONDS — 28.4%
COMMUNICATIONS — 3.2%
ENTERTAINMENT CONTENT — 0.5%
3,100,000 Paramount Global, 6.25%, 2/28/57
(c)
3,019,929
TELECOMMUNICATIONS — 2.7%
4,000,000 Bell Canada, 7.00%, 9/15/55 (H15T5Y + 236bps)
(c)
4,101,140
5,775,000 Rogers Communications, Inc., 7.13%, 4/15/55 (H15T5Y + 262bps)
(c)
5,997,790
5,700,000 TELUS Corp., 6.63%, 10/15/55
(c)
5,800,457
15,899,387

North Square Strategic Income Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
P ri nc i p al
Amo u nt ($) F air V alu e
CORPORATE BONDS — 28.4% (Continued)
CONSUMER DISCRETIONARY — 0.7%
AUTOMOTIVE — 0.7%
4,416,000 General Motors Financial Co., Inc., 5.75%, 3/30/66
(c)(e)
$ 4,324,926
ENERGY — 2.6%
OIL & GAS PRODUCERS — 2.6%
2,050,000 Enbridge, Inc., 7.20%, 6/27/54 (H15T5Y + 297bps)
(c)
2,136,822
500,000 Energy Transfer LP, 6.50%, 2/15/56 (H15T5Y + 268bps)
(c)
497,991
2,000,000 Energy Transfer LP, 6.75%, 2/15/56 (H15T5Y + 248bps)
(c)
1,995,199
2,500,000 Energy Transfer LP, 7.13%, 5/15/70
(c)(e)
2,571,705
3,000,000 Energy Transfer LP, 6.63%, 2/15/72 (US0003M + 416bps)
(c)(e)
2,988,088
5,000,000 South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 3/01/55
(c)
5,229,085
15,418,890
FINANCIALS — 10.3%
ASSET MANAGEMENT — 0.9%
805,000 Charles Schwab Corp. (The), 4.00%, 12/31/49 (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year + 3bps)
(c)(e)
737,038
1,000,000 UBS Group AG, 7.00%, 12/31/49 (USISSO05 + 308bps)
(c)(d)(e)
1,016,914
4,000,000 UBS Group AG, 4.38%, 8/10/71
(c)(e)
3,596,384
5,350,336
BANKING — 7.1%
5,000,000 Bank of America Corp., 5.88%, 3/15/49
(c)(e)
5,063,550
500,000 Bank of America Corp., 6.63%, 12/31/49
(c)(e)
516,004
3,000,000 BNP Paribas SA, 7.45%, 12/31/49 (H15T5Y + 3bps)
(c)(d)(e)
3,069,185
6,000,000 Citigroup, Inc., 6.95%, 2/15/80 (H15T5Y + 273bps)
(c)(e)
6,107,352
6,000,000 Citizens Financial Group, Inc., 4.00%, 10/06/71
(c)(e)
5,878,217
4,343,000 Fifth Third Bancorp, 4.50%, 12/31/49 (H15T5Y + 422bps)
(c)(e)
4,339,437
4,800,000 HSBC Holdings PLC, 7.05%, 12/31/49 (H15T5Y + 3bps)
(c)(e)
4,963,771
4,385,000 ING Groep NV, 3.88%, 10/16/69 (H15T5Y + 286bps)
(c)(e)
4,180,289
2,700,000 KeyCorp, 4.89%, 12/15/65
(c)(e)
2,675,824
2,000,000 Svenska Handelsbanken AB, 4.75%, 3/01/71
(c)(e)
1,879,102
2,900,000 Truist Financial Corp., 4.95%, 12/01/71
(c)(e)
2,893,767
41,566,498
INSTITUTIONAL FINANCIAL SERVICES — 0.5%
3,000,000 CenterPoint Energy, Inc., 6.85%, 2/15/55 (H15T5Y + 295bps)
(c)
3,151,962
INSURANCE — 0.9%
5,000,000 MetLife, Inc., 3.85%, 3/15/26
(c)(e)
4,990,575
SPECIALTY FINANCE — 0.9%
2,000,000 AerCap Ireland Capital DAC, 6.50%, 1/31/56
(c)
2,062,418
3,000,000 Capital One Financial Corp., 3.95%, 12/01/70
(c)(e)
2,943,502
5,005,920

North Square Strategic Income Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
P ri nc i p al
Amo u nt ($) F air V alu e
CORPORATE BONDS — 28.4% (Continued)
MATERIALS — 0.8%
CHEMICALS — 0.8%
4,250,000 FMC Corp., 8.45%, 11/01/55
(c)
$ 4,450,961
UTILITIES — 10.8%
ELECTRIC UTILITIES — 10.0%
5,467,000 Algonquin Power & Utilities, Corp., 4.75%, 1/18/82
(c)
5,321,319
6,000,000 American Electric Power Co., Inc., 6.95%, 12/15/54 (H15T5Y + 268bps)
(c)
6,393,936
2,250,000 CMS Energy Corp., 4.75%, 6/01/50 (H15T5Y + 412bps)
(c)
2,178,971
2,000,000 CMS Energy Corp., 6.50%, 6/01/55 (H15T5Y + 196bps)
(c)
2,045,086
3,500,000 Dominion Energy, Inc., 6.88%, 2/01/55 (H15T5Y + 239bps)
(c)
3,661,202
3,000,000 Dominion Energy, Inc., 6.00%, 2/15/56 (H15T10Y + 226bps)
(c)
3,030,457
4,500,000 Duke Energy Corp., 6.45%, 9/01/54 (H15T5Y + 259bps)
(c)
4,670,424
4,436,000 Emera, Inc., 6.75%, 6/15/76
(c)
4,474,939
2,000,000 Exelon Corp., 6.50%, 3/15/55 (H15T5Y + 198bps)
(c)
2,067,247
5,500,000 NextEra Energy Capital Holdings, Inc., 6.50%, 8/15/55 (H15T5Y + 198bps)
(c)
5,774,434
2,000,000 NiSource, Inc., 6.38%, 3/31/55 (H15T5Y + 253bps)
(c)
2,058,792
4,000,000 NRG Energy, Inc., 10.25%, 12/31/49 (H15T5Y + 592bps)
(c)(d)(e)
4,412,096
6,400,000 Southern Co. (The), 6.38%, 3/15/55
(c)
6,712,538
5,040,000 Vistra Corp., 8.88%, 12/31/49 (H15T5Y + 505bps)
(c)(d)(e)
5,495,047
58,296,488
GAS & WATER UTILITIES — 0.8%
4,550,000 AltaGas Ltd., 7.20%, 10/15/54 (H15T5Y + 357bps)
(c)(d)
4,621,976
TOTAL CORPORATE BONDS (Cost $159,956,915) 166,097,848
MORTGAGE-BACKED SECURITIES — 42.5%
3,000,000 BXHPP Trust 2021-FILM , 5.13%, 8/15/36 (1 MO SOFR + 77bps)
(c)(d)
2,902,399
5,017,926 Fannie Mae Pool , 3.50%, 10/01/51 4,545,037
8,700,135 Fannie Mae Pool , 2.50%, 12/01/51 7,260,358
3,336,292 Fannie Mae Pool , 3.00%, 12/01/51 2,897,970
2,394,850 Fannie Mae Pool , 2.50%, 5/01/52 2,008,755
8,798,949 Fannie Mae Pool , 2.50%, 6/01/52 7,357,504
1,900,806 Fannie Mae Pool , 3.00%, 7/01/52 1,651,205
2,271,900 Fannie Mae Pool , 5.00%, 7/01/52 2,252,633
4,264,936 Fannie Mae Pool , 4.50%, 11/01/52 4,117,400
2,570,071 Fannie Mae Pool , 5.00%, 6/01/53 2,552,381
7,091,131 Fannie Mae Pool , 5.50%, 6/01/53 7,210,242
7,369,749 Fannie Mae Pool , 5.50%, 10/01/53 7,456,073
844,526 Fannie Mae Pool , 6.00%, 10/01/53 869,492
3,721,644 Fannie Mae Pool , 6.00%, 10/01/53 3,805,666
3,800,772 Fannie Mae Pool , 6.00%, 1/01/54 3,891,634
4,827,237 Fannie Mae Pool , 5.50%, 5/01/54 4,876,312
4,498,669 Fannie Mae Pool , 4.50%, 8/01/54 4,353,530
1,034,186 Fannie Mae Pool , 6.00%, 11/01/54 1,061,117

North Square Strategic Income Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
P ri nc i p al
Amo u nt ($) F air V alu e
MORTGAGE-BACKED SECURITIES — 42.5% (Continued)
8,330,896 Fannie Mae Pool , 4.00%, 1/01/55 $ 7,780,749
4,698,307 Fannie Mae Pool , 5.00%, 6/01/55 4,646,695
7,031,612 Fannie Mae Pool , 5.00%, 6/01/55 6,938,733
3,538,343 Fannie Mae-Aces , 1.38%, 8/25/28
(c)
106,268
1,212,739 Fannie Mae-Aces , 0.75%, 9/25/28 1,155,862
2,648,588 Fannie Mae-Aces , 1.25%, 3/26/29
(c)
86,585
3,793,608 Freddie Mac 30-Year Pool , 3.50%, 9/01/52 3,434,685
7,264,040 Freddie Mac Pool , 2.00%, 2/01/52 5,804,441
4,162,731 Freddie Mac Pool , 2.00%, 3/01/52 3,321,276
3,992,318 Freddie Mac Pool , 4.00%, 5/01/52 3,733,907
5,730,727 Freddie Mac Pool , 3.50%, 9/01/52 5,200,025
1,751,863 Freddie Mac Pool , 4.50%, 2/01/53 1,688,811
2,842,375 Freddie Mac Pool , 5.00%, 6/01/53 2,815,251
2,485,823 Freddie Mac Pool , 5.50%, 6/01/53 2,522,090
1,567,123 Freddie Mac Pool , 5.50%, 6/01/53 1,581,005
2,649,879 Freddie Mac Pool , 5.50%, 8/01/53 2,686,373
2,723,460 Freddie Mac Pool , 6.00%, 11/01/53 2,811,061
4,991,358 Freddie Mac Pool , 5.50%, 12/01/53 5,054,675
1,986,576 Freddie Mac Pool , 6.00%, 12/01/53 2,049,567
4,738,582 Freddie Mac Pool , 6.50%, 12/01/53 4,926,039
3,755,472 Freddie Mac Pool , 5.50%, 9/01/54 3,785,643
7,327,807 Freddie Mac Pool , 5.50%, 9/01/54 7,396,487
2,904,788 Freddie Mac Pool , 5.00%, 11/01/54 2,869,362
7,235,495 Freddie Mac Pool , 5.00%, 11/01/54 7,165,157
3,825,945 Freddie Mac Pool , 5.00%, 12/01/54 3,786,177
1,880,352 Freddie Mac Pool , 6.00%, 12/01/54 1,925,504
1,951,613 Freddie Mac Pool , 5.50%, 3/01/55 1,972,582
4,965,961 Freddie Mac Pool , 6.00%, 7/01/55 5,076,636
11,559,464 Freddie Mac Structured Pass-Through Certificates , 0.98%, 1/25/26
(c)
9,811
139,695,097 Freddie Mac Structured Pass-Through Certificates , 1.15%, 7/25/26
(c)
1,028,365
36,880,018 Freddie Mac Structured Pass-Through Certificates , 1.48%, 1/25/27
(c)
587,539
30,000,000 Freddie Mac Structured Pass-Through Certificates , 0.47%, 3/25/27
(c)
223,737
30,893,000 Freddie Mac Structured Pass-Through Certificates , 0.47%, 8/25/27
(c)
257,969
316,824,056 Freddie Mac Structured Pass-Through Certificates , 0.36%, 12/25/27
(c)
2,439,767
540,888 Freddie Mac Structured Pass-Through Certificates , 1.68%, 12/25/27 518,557
120,439,858 Freddie Mac Structured Pass-Through Certificates , 0.09%, 9/25/28
(c)
478,989
7,690,000 Freddie Mac Structured Pass-Through Certificates , 1.83%, 10/27/28
(c)
318,616
15,695,757 Freddie Mac Structured Pass-Through Certificates , 2.02%, 4/27/29
(c)
789,548
7,570,000 Freddie Mac Structured Pass-Through Certificates , 1.80%, 4/25/30
(c)
549,489
7,249,000 Freddie Mac Structured Pass-Through Certificates , 1.84%, 4/25/30
(c)
541,845
3,332,000 Freddie Mac Structured Pass-Through Certificates , 1.60%, 8/25/30
(c)
231,127
3,455,000 Freddie Mac Structured Pass-Through Certificates , 2.73%, 10/25/30
(c)
410,407
15,350,000 Freddie Mac Structured Pass-Through Certificates , 2.63%, 11/25/30
(c)
1,724,904
49,208,000 Freddie Mac Structured Pass-Through Certificates , 0.36%, 2/25/31
(c)
1,040,351
63,626,747 Freddie Mac Structured Pass-Through Certificates , 0.53%, 10/25/31
(c)
1,676,425

North Square Strategic Income Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
P ri nc i p al
Amo u nt ($) F air V alu e
MORTGAGE-BACKED SECURITIES — 42.5% (Continued)
12,044,000 Freddie Mac Structured Pass-Through Certificates , 1.18%, 1/25/32
(c)
$ 658,960
125,870,000 Freddie Mac Structured Pass-Through Certificates , 0.00%, 5/25/33
(c)
563,923
21,872,199 Freddie Mac Structured Pass-Through Certificates , 0.94%, 7/25/33
(c)
763,071
1,835,000 Freddie Mac Structured Pass-Through Certificates , 3.18%, 4/25/48
(c)
239,728
2,750,000 Freddie Mac Structured Pass-Through Certificates , 2.63%, 1/25/49
(c)
312,395
1,715,000 Freddie Mac Structured Pass-Through Certificates , 2.62%, 2/25/49
(c)
199,560
268,951,155 Freddie Mac Structured Pass-Through Certificates , 0.10%, 11/25/49
(d)
176,808
1,686,770 Ginnie Mae II Pool , 3.00%, 8/20/52 1,496,619
2,269,806 Ginnie Mae II Pool , 3.00%, 9/20/52 2,012,414
5,400,199 Ginnie Mae II Pool , 2.50%, 2/20/53 4,646,382
4,656,337 Ginnie Mae II Pool , 3.50%, 2/20/53 4,265,991
3,087,584 Ginnie Mae II Pool , 2.50%, 3/20/53 2,637,343
4,632,993 Ginnie Mae II Pool , 3.00%, 3/20/54 4,119,901
2,062,631 Government National Mortgage Association , 2.00%, 7/20/52 1,691,733
1,981,665 Government National Mortgage Association , 2.50%, 4/20/53 1,692,693
1,230,519 Government National Mortgage Association , 0.77%, 12/16/56
(c)
56,336
19,534,370 Government National Mortgage Association , 1.27%, 9/16/60
(c)
1,758,949
36,324,008 Government National Mortgage Association , 1.08%, 11/16/60
(c)
3,143,225
71,183,587 Government National Mortgage Association , 0.81%, 11/16/61
(c)
4,128,036
40,492,393 Government National Mortgage Association , –%, 1/16/62
(c)
2,903,199
48,230,413 Government National Mortgage Association , 1.01%, 9/16/62
(c)
3,425,531
11,091,667 Government National Mortgage Association , 0.97%, 5/16/63
(c)
774,476
6,973,096 Government National Mortgage Association , 0.99%, 5/16/63
(c)
513,301
42,762,009 Government National Mortgage Association , 0.99%, 5/16/63
(c)
3,147,536
50,285,391 Government National Mortgage Association , 0.88%, 9/16/63
(c)
3,140,604
14,105,602 Government National Mortgage Association , 0.68%, 7/16/66
(c)
902,173
56,662,380 Government National Mortgage Association , 0.55%, 10/16/66
(c)
2,903,454
29,468,452 Government National Mortgage Association , 0.71%, 2/16/67
(c)
1,725,228
2,154,423 UMBS Fannie Mae Pool , 5.00%, 3/01/53 2,139,378
3,643,832 UMBS Fannie Mae Pool , 4.50%, 7/01/53 3,526,481
2,713,549 UMBS Freddie Mac Pool , 5.50%, 5/01/54 2,756,579
TOTAL MORTGAGE-BACKED SECURITIES (Cost $246,355,658) 248,640,807
NON U.S. GOVERNMENT & AGENCIES — 1.1%
NON U.S. TREASURY — 1.1%
125,000,000 Mexican Bonos, 5.50%, 3/4/27 6,483,895
TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $6,146,643) 6,483,895

North Square Strategic Income Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
C ont ra ct s Description
Expiration
Date
Exercise
Price
Notional
Value Fair Value
PURCHASED CALL OPTIONS — 1.10%
1,300
E-mini S&P 500®
Index 12/22/2025 $ 6,700.00 $ 848,705,000 $ 6,808,750
TOTAL PURCHASED CALL OPTIONS (Cost $6,102,963) 6,808,750
TOTAL INVESTMENTS — 93.7% (Cost $530,999,365) $ 548,580,564
Other Assets in Excess of Liabilities — 6.3% 36,699,095
NET ASSETS — 100.00% $ 585,279,659
(a) Non-income producing security.
(b) Affiliated Company.
(c) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
As of August 31, 2025 the total market value of 144A securities is $88,233,655 or 15.30% of net assets.
(e) Security is perpetual in nature and has no stated maturity date.
ETF - Exchange-Traded Funds

North Square Strategic Income Fund
Schedule of Credit Default Swap Contracts
August 31, 2025 (Unaudited)
* Buy Protection
CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Description
Fixed Deal
(Pay)Rate Maturity Date Notional Value Fair Value
Amortized
Upfront
Payments Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG SERIES 44 1.00% 6/20/2030 $ 200,000,000 $ (4,325,050) $ (3,657,765) $ (667,285)
$ (667,285)

North Square Strategic Income Fund
Schedule of Futures Contracts
August 31, 2025 (Unaudited)
See accompanying Notes to Financial Statements.
Contracts Long Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
454 10-Year US Treasury Note Future 12/22/2025 $ 51,075,000 $ 261,186
162 2-Year US Treasury Note Future 01/02/2026 33,783,328 26,349
798 5-Year US Treasury Note Future 01/02/2026 87,356,062 349,085
200 Japanese Yen Currency Future 09/16/2025 17,033,750 (450,888)
91 Ultra 10-Year US Treasury Note Future 12/22/2025 10,410,969 51,183
$ 236,915
Contracts Short Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
(150) Bloomberg US Corporate Investment Grade
Duration Future
09/17/2025 $ (16,143,750) $ (82,822)
(464) E-mini S&P 500® Index Future 09/22/2025 (150,167,800) (1,699,390)
(126) Mexican Peso Currency Future 09/16/2025 (3,372,390) (79,065)
(20) Ultra US Treasury Bond Future 12/22/2025 (2,331,250) 4,018
(368) US Treasury Bond Future 12/22/2025 (42,044,000) (78,951)
$ (1,936,210)

North Square Small Cap Value Fund
Schedule of Investments
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 97.9%
CONSUMER DISCRETIONARY — 5.2%
AUTOMOTIVE — 1.8%
158,419 Goodyear Tire & Rubber Co. (The)
(a)
$ 1,343,393
16,823 Lear Corp. 1,850,530
3,193,923
HOME CONSTRUCTION — 0.9%
62,288 Interface, Inc. 1,664,335
RETAIL - DISCRETIONARY — 1.3%
39,236 Advance Auto Parts, Inc. 2,393,004
WHOLESALE - DISCRETIONARY — 1.2%
82,411 G-III Apparel Group Ltd.
(a)
2,225,097
TOTAL  CONSUMER DISCRETIONARY 9,476,359
ENERGY — 8.8%
OIL & GAS PRODUCERS — 5.0%
101,965 Murphy Oil Corp. 2,534,850
91,479 SM Energy Co. 2,611,726
531,429 Whitecap Resources, Inc. 4,001,660
9,148,236
OIL & GAS SERVICES & EQUIPMENT — 2.4%
139,285 DNOW, Inc.
(a)
2,228,560
142,767 MRC Global, Inc.
(a)
2,152,926
4,381,486
RENEWABLE ENERGY — 1.4%
24,221 EnerSys 2,486,286
TOTAL  ENERGY 16,016,008
FINANCIALS — 21.7%
ASSET MANAGEMENT — 1.1%
60,047 F&G Annuities & Life, Inc. 2,075,825
BANKING — 12.7%
44,075 Ameris Bancorp 3,229,816
75,120 Cathay General Bancorp 3,749,239
68,548 Hancock Whitney Corp. 4,313,040
49,837 International Bancshares Corp. 3,565,339
92,999 OFG Bancorp 4,161,705
51,724 Pathward Financial Group, Inc. 4,110,507
23,129,646
INSTITUTIONAL FINANCIAL SERVICES — 2.0%
35,933 StoneX Group, Inc.
(a)
3,671,275
INSURANCE — 4.2%
157,348 Fidelis Insurance Holdings Ltd. 2,750,443

North Square Small Cap Value Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 97.9% (Continued)
FINANCIALS — 21.7% (Continued)
INSURANCE — 4.2% (Continued)
28,880 Jackson Financial, Inc. $ 2,853,344
38,530 Kemper Corp.
(a)
2,067,134
7,670,921
SPECIALTY FINANCE — 1.7%
24,998 Enova International, Inc.
(a)
3,032,257
TOTAL  FINANCIALS 39,579,924
HEALTH CARE — 6.3%
BIOTECH & PHARMA — 1.2%
260,566 SIGA Technologies, Inc. 2,186,149
HEALTH CARE FACILITIES & SERVICES — 3.8%
323,891 AdaptHealth Corp.
(a)
3,073,725
137,020 Pediatrix Medical Group, Inc.
(a)
2,358,114
119,773 Select Medical Holdings Corp. 1,558,247
6,990,086
MEDICAL EQUIPMENT & DEVICES — 1.3%
41,027 LivaNova PLC
(a)
2,312,692
TOTAL  HEALTH CARE 11,488,927
INDUSTRIALS — 18.8%
COMMERCIAL SUPPORT SERVICES — 2.7%
35,989 ABM Industries, Inc. 1,769,579
131,208 Healthcare Services Group, Inc.
(a)
2,048,157
26,508 ManpowerGroup, Inc. 1,123,939
4,941,675
ELECTRICAL EQUIPMENT — 1.9%
26,215 Belden, Inc. 3,413,193
ENGINEERING & CONSTRUCTION — 1.3%
19,756 Primoris Services Corp. 2,342,074
INDUSTRIAL INTERMEDIATE PROD — 3.2%
34,996 Gibraltar Industries, Inc.
(a)
2,190,400
21,235 Timken Co. (The) 1,639,979
5,803 Valmont Industries, Inc. 2,130,397
5,960,776
INDUSTRIAL SUPPORT SERVICES — 1.3%
67,891 Resideo Technologies, Inc.
(a)
2,311,689
MACHINERY — 2.0%
74,628 Gates Industrial Corp. PLC
(a)
1,907,492
34,850 Terex Corp. 1,740,409
3,647,901

North Square Small Cap Value Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 97.9% (Continued)
INDUSTRIALS — 18.8% (Continued)
TRANSPORTATION & LOGISTICS — 4.7%
99,580 Ardmore Shipping Corp. $ 1,157,119
19,547 Copa Holdings, S.A., Class A 2,293,645
67,483 Covenant Logistics Group, Inc., Class A 1,628,365
71,063 Global Ship Lease, Inc., Class A 2,135,443
29,594 Teekay Tankers Ltd., Class A
(a)
1,455,137
8,669,709
TRANSPORTATION EQUIPMENT — 1.7%
58,642 REV Group, Inc. 3,120,341
TOTAL  INDUSTRIALS 34,407,358
MATERIALS — 10.0%
CHEMICALS — 2.8%
38,967 Minerals Technologies, Inc. 2,550,390
235,770 Orion S.A. 2,487,374
5,037,764
CONSTRUCTION MATERIALS — 0.5%
20,948 Apogee Enterprises, Inc. 921,188
METALS & MINING — 5.2%
130,115 Century Aluminum Co.
(a)
2,905,468
556,292 New Gold, Inc.
(a)
3,282,123
99,879 Pan American Silver Corp. 3,387,895
9,575,486
STEEL — 1.5%
83,049 Worthington Steel, Inc.
(a)
2,765,532
TOTAL  MATERIALS 18,299,970
REAL ESTATE — 7.0%
REIT — 7.0%
225,508 Apple Hospitality REIT, Inc. 2,945,134
146,650 Cousins Properties, Inc. 4,324,709
73,195 NexPoint Residential Trust, Inc. 2,525,959
255,052 Park Hotels & Resorts, Inc. 2,999,412
12,795,214
TOTAL  REAL ESTATE 12,795,214
TECHNOLOGY — 15.5%
CONSUMER SERVICES — 1.1%
79,278 Upbound Group, Inc.
(a)
2,014,454
SOFTWARE — 4.7%
33,225 Clear Secure, Inc., Class A 1,206,400
33,826 Pegasystems, Inc. 1,833,707
102,548 RingCentral, Inc., Class A
(a)
3,128,740

North Square Small Cap Value Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 97.9% (Continued)
TECHNOLOGY — 15.5% (Continued)
SOFTWARE — 4.7% (Continued)
121,023 Verint Systems, Inc.
(a)
$ 2,467,659
8,636,506
TECHNOLOGY HARDWARE — 5.5%
54,254 Avnet, Inc. 2,960,641
199,534 Daktronics, Inc.
(a)
3,461,915
163,954 Knowles Corp.
(a)
3,500,418
9,922,974
TECHNOLOGY SERVICES — 4.2%
21,028 Euronet Worldwide, Inc.
(a)
1,959,599
136,845 Paysafe Ltd.
(a)
1,930,883
84,726 Penguin Solutions, Inc.
(a)
2,044,438
14,647 Science Applications International Corp. 1,723,952
7,658,872
TOTAL  TECHNOLOGY 28,232,806
UTILITIES — 4.6%
ELECTRIC UTILITIES — 2.6%
46,736 Avista Corp. 1,707,734
232,065 Hawaiian Electric Industries, Inc.
(a)
3,007,562
4,715,296
GAS & WATER UTILITIES — 2.0%
36,730 Northwest Natural Holding Co. 1,525,397
62,382 UGI Corp. 2,160,912
3,686,309
TOTAL  UTILITIES 8,401,605
TOTAL COMMON STOCKS (Cost $168,161,043) 178,698,171
SHORT-TERM INVESTMENTS — 2.1%
3,850,975 First American Government Obligations Fund, Class X, 4.22%
(b)
3,850,975
TOTAL SHORT-TERM INVESTMENTS (Cost $3,850,975) 3,850,975
TOTAL INVESTMENTS — 100.0% (Cost $172,012,018) $ 182,549,146
Other Assets in Excess of Liabilities — 0.0%
(c)
27,154
NET ASSETS — 100.00% $ 182,576,300
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of August 31, 2025.
(c) Percentage rounds to less than 0.1%.

North Square RCIM Tax-Advantaged Preferred and Income
Securities ETF
Schedule of Investments
August 31, 2025 (Unaudited)
Sh ar e s F air V alu e
PREFERRED STOCKS — 19.9%
FINANCIALS — 18.8%
ASSET MANAGEMENT — 1.9%
13,000 Charles Schwab Corp. (The), Series D, 5.95% $ 327,600
BANKING — 12.2%
5,000 Citizens Financial Group, Inc., 6.50% 126,100
20,000 Comerica, Inc., 6.88% 506,000
15,200 Huntington Bancshares Inc., Series J, 6.88% 384,864
12,800 KeyCorp, Series H, 6.20% 317,440
15,150 M&T Bank Corp., Series J, 7.50% 410,565
14,450 UMB Financial Corp., 7.75% 379,312
2,124,281
INSURANCE — 1.6%
9,969 Allstate Corp. (The), 7.38% 271,556
SPECIALTY FINANCE — 3.1%
16,250 Capital One Financial Corp., 5.00% 320,450
8,647 Synchrony Financial, Series B, 8.25% 223,525
543,975
TOTAL FINANCIALS (Cost $3,222,366) 3,267,412
COMMUNICATIONS — 1.1%
TELECOMMUNICATIONS — 1.1%
9,000 AT&T, Inc., 5.00% 184,770
TOTAL COMMUNICATIONS (Cost $174,554) 184,770
TOTAL PREFERRED STOCKS (Cost $3,396,920) 3,452,182
P ri nc i p al
Amo u nt ($)
CORPORATE BONDS — 76.1%
CONSUMER DISCRETIONARY — 2.9%
AUTOMOTIVE — 2.9%
500,000 General Motors Financial Co., Inc., 6.50%, 3/30/73(SOFR + 3bps)
(a)(b)
492,216
ENERGY — 6.2%
OIL & GAS PRODUCERS — 6.2%
550,000 BP Capital Markets PLC, 6.45%, 3/01/74(H15T5Y + 240bps)
(a)(b)
579,629
500,000 TransCanada Trust, 5.30%, 3/15/77(US0003M + 321bps)
(a)
497,985
1,077,614
FINANCIALS — 58.3%
ASSET MANAGEMENT — 1.3%
200,000 UBS Group A.G., 9.25%, 5/13/72(H15T5Y + 475bps)
(a)(b)(c)
219,694

North Square RCIM Tax-Advantaged Preferred and Income
Securities ETF
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
P ri nc i p al
Amo u nt ($) F air V alu e
CORPORATE BONDS — 76.1% (Continued)
FINANCIALS — 58.3% (continued)
BANKING — 42.7%
200,000 Banco Bilbao Vizcaya Argentaria S.A., 9.38%, 9/19/73(H15T5Y + 510bps)
(a)(b)
$ 221,563
200,000 Banco Santander SA, 9.63%, 2/21/73(H15T5Y + 531bps)
(a)(b)
222,323
550,000 Bank of America Corp., 6.30%, 12/29/49(US0003M + 455bps)
(a)(b)
553,550
500,000 Bank of Montreal, 7.70%, 5/26/84(H15T5Y + 345bps)
(a)
522,566
550,000 Citigroup, Inc., 7.63%, 2/15/72(H15T5Y + 321bps)
(a)(b)
576,647
350,000 Citizens Financial Group, Inc., 5.65%, 10/06/73(H15T5Y + 531bps)
(a)(b)
350,658
350,000 Fifth Third Bancorp, 4.50%, 9/30/68(H15T5Y + 422bps)
(a)(b)
349,739
200,000 First Citizens BancShares, Inc., 8.55%, 6/15/70(TSFR3M + 423bps)
(a)(b)(c)
206,500
200,000 HSBC Holdings PLC, 7.05%, 12/05/73(H15T5Y + 3bps)
(a)(b)
206,824
550,000 JPMorgan Chase & Co., 6.88%, 3/01/74(H15T5Y + 274bps)
(a)(b)
579,311
200,000 Lloyds Banking Group PLC, 8.00%, 3/27/70(H15T5Y + 391bps)
(a)(b)
215,326
200,000 NatWest Group PLC, 8.13%, 6/30/72(H15T5Y + 375bps)
(a)(b)
221,947
550,000 PNC Financial Services Group, Inc. (The), 6.25%, 6/15/73(H15T7Y + 281bps)
(a)
(b)
557,598
525,000 Royal Bank of Canada, 7.50%, 5/02/84(H15T5Y + 289bps)
(a)
550,222
200,000 Standard Chartered PLC, 7.75%, 2/15/73(H15T5Y + 498bps)
(a)(b)(c)
207,870
400,000 Toronto-Dominion Bank (The), 8.13%, 10/31/82(H15T5Y + 408bps)
(a)
422,420
300,000 Truist Financial Corp., 6.67%, 3/01/73(H15T5Y + 3bps)
(a)(b)
300,697
550,000 US Bancorp, 5.30%, 12/29/49(US0003M + 291bps)
(a)(b)
549,455
550,000 Wells Fargo & Co., 7.63%, 9/15/73(H15T5Y + 361bps)
(a)(b)
588,768
7,403,984
INSTITUTIONAL FINANCIAL SERVICES — 11.4%
500,000 Bank of New York Mellon Corp. (The), 6.30%, 3/20/74(H15T5Y + 2bps)
(a)(b)
512,509
550,000 Goldman Sachs Group, Inc. (The), 7.50%, 8/18/70(H15T5Y + 316bps)
(a)(b)
584,853
350,000 Morgan Stanley, 7.74%, 9/15/70(TSFR3M + 342bps)
(a)(b)
353,276
500,000 State Street Corp., 6.70%, 3/15/74(H15T5Y + 261bps)
(a)(b)
518,673
1,969,311
SPECIALTY FINANCE — 2.9%
500,000 Air Lease Corp., 6.00%, 9/15/73(H15T5Y + 256bps)
(a)(b)
492,461
UTILITIES — 8.7%
ELECTRIC UTILITIES — 8.7%
500,000 Dominion Energy Inc., 4.35%, 12/09/71(H15T5Y + 320bps)
(a)(b)
491,641
400,000 Electricite de France SA, 9.13%, 6/15/73(H15T5Y + 541bps)
(a)(b)(c)
461,912
500,000 Vistra Corp., 8.88%, 1/15/71(H15T5Y + 505bps)
(a)(b)(c)
545,144
1,498,697
TOTAL CORPORATE BONDS (Cost $12,984,242) 13,153,977
TOTAL INVESTMENTS — 96.0% (Cost $16,381,162) $ 16,606,159
Other Assets in Excess of Liabilities — 4.0% 687,086
NET ASSETS — 100.00% $ 17,293,245

North Square RCIM Tax-Advantaged Preferred and Income
Securities ETF
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
(a) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b) Security is perpetual in nature and has no stated maturity date.
(c) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
As of August 31, 2025 the total market value of 144A securities is 1,641,120 or 9.60% of net assets.